MUTUAL FUNDS


                         ANNUAL REPORT DECEMBER 31, 2002


                  WPG TUDOR FUND WPG LARGE CAP GROWTH FUND WPG
                            QUANTITATIVE EQUITY FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND


                 ONE NEW YORK PLAZA NEW YORK, NEW YORK 10004 800
                                    223-3332
                        WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

      Chairman's Letter ..................................................    1
      Average Annual Total Returns .......................................    3
      Major Portfolio Changes - Equity Funds .............................    6
      Ten Largest Holdings ...............................................    7
      Schedules of Investments:
         WPG Tudor Fund ..................................................    9
         WPG Large Cap Growth Fund .......................................   11
         WPG Quantitative Equity Fund ....................................   12
         WPG Core Bond Fund ..............................................   15
         WPG Intermediate Municipal Bond Fund ............................   18
         WPG Government Money Market Fund ................................   21
         WPG Tax Free Money Market Fund ..................................   22
      Statements of Assets and Liabilities ...............................   30
      Statements of Operations ...........................................   32
      Statements of Changes in Net Assets ................................   34
      Notes to Financial Statements ......................................   36
      Financial Highlights ...............................................   42
      Independent Auditors' Report .......................................   45
      Information on Trustees ............................................   46

        TUDOR
        OBJECTIVE: Capital appreciation.

        LARGE CAP GROWTH
        OBJECTIVE: Long-term growth of capital.

        QUANTITATIVE EQUITY
        OBJECTIVE: Seeks to provide investment results that exceed the S & P 500.

        INTERMEDIATE MUNICIPAL BOND
        OBJECTIVE: High current income consistent with relative
                   stability of principal. Exempt from Federal
                   Income Tax.
        CORE BOND
        OBJECTIVE: High current income consistent with capital
                   preservation.

       * TAX FREE MONEY MARKET
         OBJECTIVE: Maximize current income with preservation of
                    capital and liquidity. Exempt from Federal
                    Income Tax.

       * GOVERNMENT MONEY MARKET
         OBJECTIVE: Maximize current income with preservation of
                    capital and liquidity.

            [GRAPHIC OMITTED]

       * Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

DEAR SHAREHOLDERS:

DOMESTIC EQUITY

      The S&P 500 Index experienced five years (1995-'99) of better than +20% returns which have now been followed by three years (2000-'02) of -9% or more negative total returns. While stocks turned positive in the fourth quarter, investors remained very skittish with December's decline of -5.9% for the S&P 500, the third worst for the month in the history of the index. The S&P finished the year at 880, which was the price level in 1997.

      Looking ahead, the coming year should prove to be more friendly for equity investors, but the transition from bear to bull market is unlikely to be smooth given the geopolitical climate. Still, several indicators suggest that the excesses created by the equity bubble of recent years have run their course, and a strong argument can be made that the P/E compression is gradually winding down, while, simultaneously, earnings are starting to grow again.

      Public confidence in the economic and geopolitical outlook is muted, and three years of losses have reduced stock investors' expectations to modest levels. But at every buying opportunity in stock market history, the outlook is clouded by some massive fear. Currently, the list would include double-dip recession, Iraq, North Korea, and terrorist attacks. Certainly, no one can predict the effect on the market if any of these events come to pass. However, with valuations attractive in relation to other financial instruments, and monetary and fiscal stimulus in sync, odds would seem to favor higher stock prices once geopolitical concerns are lifted. Equity valuations are attractive and monetary and fiscal policy are positive. The major concern remains the world situation, which needs to be addressed for investors to become more comfortable.

FIXED INCOME

      Continuing its trend from the first half of the year, the fixed income markets continued to demonstrate extreme volatility during the second half of 2002. This volatility was the result of weakness in the equity markets and the credit markets, which both bottomed in early October. Third quarter economic growth picked up from the sluggish 1.3% pace of the second quarter to come in at 4.0%. Gross Domestic Product is projected to be 1.5% to 2% in the fourth quarter. The Federal Open Market Committee met four times cutting the Fed Funds rate by 50 basis points at their November meeting to a 40 year low of 1.25%.

      The yield curve continued to steepen during the second half of the year extending the trend from the first half. Slower economic growth, weak equity markets, and corporate governance issues caused interest rates to drop more precipitously in the second half than they did in the first half. Rates dropped across the curve with short-term securities leading the way. For the second half of the year, yields fell 121, 130, 95 and 73 basis points for 2, 5, 10 and 30 year maturities, respectively. The curve (i.e., 2 year-30 year spread) steepened by 48 basis points to end the year at 318 basis points.

      High quality spread products continued to outperform Treasuries. Agency debentures outperformed Treasuries in the second half, ending the year with 96 basis points of positive excess return. The mortgage sector finished the year strongly as well, scoring an impressive duration-adjusted excess return over Treasuries of 173 basis points and was the best performer among high quality spread products. The AAA commercial mortgage sector also finished the year strongly as benign delinquency numbers in well-diversified commercial mortgage securities continued to be the key driver of performance in the sector. In addition, high quality asset backed securities ("ABS") continued their pattern of outperforming Treasuries.

      Corporate bonds had an unprecedented strong finish to the year, producing a positive duration adjusted excess return of 247 basis points versus Treasuries in the fourth quarter. This performance represented an implied spread tightening of 49 basis points and reversed much of the horrific performance of the overall sector from the first three-quarters of the year. Despite this, for the year, the sector generated a negative 174 basis points of excess return. Much of this spread improvement in the fourth quarter occurred in November, when the corporate market had its second best month on record. The best performing sectors included telecom and cable/media. The worst performing sectors included healthcare and airlines.

      The outlook for high quality spread products continues to be positive largely due to an increase in supply in the Treasury market. Having said this, agency spreads have tightened below their historical averages which limits the upside in generating excess return of this sector in particular. The outlook for the mortgage market is slightly more positive as mortgages offer attractive yield advantages. However, current valuations are stretched and extension risk in a rising rate environment is a concern. High-quality commercial mortgage-backed securities and ABS, in contrast, look to be the most attractive high quality sectors.

      Longer term, we are positive on the credit sectors while our shorter-term outlook is a little more cautious. The extremely high level of risk aversion which peaked in early October, abated throughout the balance of the fourth quarter and has virtually disappeared as we start the year. We are confident the year will begin with a positive tone but remain cautious about the outlook as the quarter progresses. The heavy near term new issue calendar will likely weigh on the market after an anticipated very busy start to the year. In addition, fears regarding the myriad of issues facing the market could very likely have a negative impact at some point in the first quarter.

      We are grateful for your confidence in Weiss, Peck & Greer. We look forward to the opportunity to continue providing for the investment needs of our shareholders.


                                                           Sincerely,



                                                           /s/ Roger J. Weiss
                                                           ------------------
                                                           Chairman of the Board
                                                           January 21, 2003

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

TUDOR FUND

The Equity markets continued their downward slide in 2002. Uncertainty continued to roil the markets, as the economy continued to suffer and geopolitics kept consumers at home. The Fund outperformed its benchmark, the Russell 2000 Growth index by 4.2%, -26.1% versus -30.3%. This was due to the funds continued defensive posture, with investments in consumer staples, health care and material processing positively affecting performance. Energy and financial services also helped the Fund outperform during the year. Technology continued to suffer as investments in plant and equipment continued to decline. One brightspot in technology was consumer oriented companies such as flat panel display and consumer electronics manufacturers, which continued to do very well in 2002.

                           [GRAPH PLOT POINTS NEEDED]
($000'S)

$50
$40
$30
$20
$10
92 93 94 95 96 97 98 99 01 02

$10,000 INVESTMENT MADE ON 12/31/92

VALUE ON 12/31/02
WPG TUDOR FUND          $14,489
LIPPER SMALL CAP
GROWTH INDEX            $19,362
RUSSELL 2000 GROWTH     $12,955
INDEX

WPG Tudor Fund
Lipper Small Cap Growth Index
Russell 2000 Growth Index

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                   -----------------------------------------
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                     1 YEAR      5 YEARS    10 YEARS
                                    --------     --------   --------
TUDOR ..........................    (26.10%)       (5.34%)    3.78%
Lipper Small Cap Growth
 Fund Index ....................    (27.63%)       (1.22%)    6.83%
Russell 2000 Growth Index ......    (30.26%)       (6.59%)    2.62%
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

The WPG Large-Cap Growth Fund participated in the year-end rebound and for the year was ahead of both the Russell 1000 Growth Index (R1000G) and the Lipper Growth median, although only moderately in the case of the R1000G.

Growth investors were fighting a strong head wind throughout the year as shown by comparing the Russell Growth and Value indexes: value beat growth by 2.5% in December, by 2.1% in the 4th quarter, and by 12.5% in 2002.In the R1000G, all sectors ended 2002 down except for Materials & Processing which was flat.

The advisor is replacing the S&P 500 Index with the Russell 1000 Growth Index (R1000G) as the benchmark for the Fund. The R1000G is structured toward higher growth companies only; whereas, the S&P 500 is a much broader index and contains a large number of more mature companies. The R1000G provides a benchmark more in line with the investment objectives of the Fund.

                           [GRAPH PLOT POINTS NEEDED]
($000'S)

$55
$50
$40
$30
$20
$10
92 93 94 95 96 97 98 99 00 01 02

$10,000 INVESTMENT
MADE ON 12/31/92

VALUE ON 12/31/02
WPG LARGE CAP GROWTH FUND       $18,964
S & P 500 STOCK INDEX           $24,433
RUSSELL 1000 GROWTH INDEX       $19,149
LIPPER LARGE CAP CORE INDEX     $18,423


WPG Large Cap Growth Fund
S & P 500 Stock Index
Russell 1000 Growth Index
Lipper Large Cap Core Index

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                    -----------------------------------------
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                        1 YEAR    5 YEARS   10 YEARS
                                        --------  --------  --------
 LARGE CAP GROWTH ................      (27.59%)  (4.03%)    6.60%
 S&P 500 Stock Index .............      (22.10%)  (0.59%)    9.34%
 Russell 1000 Growth Index .......      (27.88%)  (3.84%)    6.71%
 Lipper Large Cap Growth
  Funds Index ....................      (28.11%)  (4.15%)    6.30%
--------------------------------------------------------------------------------

WEISS, PECK & GREER MUTUAL FUNDS
AVERAGE ANNUAL TOTAL RETURN

QUANTITATIVE EQUITY FUND

The market has experienced one of the more difficult years in a long time. Increasing investor uncertainty seemed to be coming from many directions. Lack of confidence in corporate management and accountability, concern about corporate earnings and the possibility of a stalled economic recovery, as well as a war with Iraq all weighed heavily on the market in 2002. Through this, the WPG Quantitative Equity model effectively guided stock selection and, coupled with an effective risk strategy, the portfolio finished the year ahead of the S&P 500. Predictive power was delivered from both the valuation and earnings momentum components of the model. However, valuation factors were the most powerful and consistent factors in the model. Specifically, Forecast Earnings to Price and Cash Flow to Price did much of the heavy lifting for the year. Earnings Revisions as well as Earnings Surprise were also predictive during the year.

                           [GRAPH PLOT POINTS NEEDED]
($000'S)
$50
$40
$30
$20
$10
92 93 94 95 96 97 98 99 00 01 02

$10,000 INVESTMENT
MADE ON 12/31/92

VALUE ON 12/31/02
WPG QUANTITATIVE EQUITY              $21,519
S & P 500 STOCK INDEX                $24,433

WPG Quant Equity Fund
S & P 500 Stock Index

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                   -----------------------------------------
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                     1 YEAR    5 YEARS  10 YEARS
                                    --------  --------  --------
QUANTITATIVE EQUITY .........       (21.49%)   (1.03%)    7.96%
S&P 500 Stock Index .........       (22.10%)   (0.59%)    9.34%
--------------------------------------------------------------------------------

CORE BOND FUND

Interest rates fell dramatically in the U.S.Treasury market as continued sluggish gross domestic product growth, weak equity markets, and geopolitical risks drove interest rates to 40 year lows. The drop in rates was across the entire yield curve with the 5 year note rallying the most. Yields on the 5 year dove 157 basis points, going from 4.3% to 2.73%. Two year treasuries rallied 142 basis points, while the 10 year note dropped by 124 basis points. Lastly, the 30 year bond went from a 5.47% yield to a 4.78% yield, only dropping by 69 basis points. In non-treasury sectors, corporate bonds underperformed treasuries by only 5 basis points, generating 174 basis points of negative excess return. This was a dramatic comeback for the year as corporates tightened by 49 basis points in the fourth quarter alone. Outperformance in the Fund was primarily attributable to the corporate sector as opportunistic over and underweights and proper subsector allocations added strongly to performance. Positioning in the mortgage backed securities sector also added materially to returns. Asset backed securities modestly added to returns while agencies modestly detracted from performance. All other strategies and sector positioning, including yield curve strategies, had a minimal impact on performance.

                           [GRAPH PLOT POINTS NEEDED]
($000's)
$25
$20
$15
$10
$ 5
92 93 94 95 96 97 98 99 00 01 02

$10,000 INVESTMENT
MADE ON 12/31/92

VALUE ON 12/31/02
WPG CORE BOND FUND           $18,441
LEHMAN AGGREGATE INDEX       $20,635
MORNINGSTAR INTERMEDIATE
 TERM BOND INDEX             $19,098

WPG Core Bond Fund
Lehman Aggregate Index
Morningstar Intermediate Term Bond Index

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                    -----------------------------------------
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                     1 YEAR    5 YEARS  10 YEARS
                                    --------  --------  --------
 CORE BOND ....................      10.87%     7.97%     6.31%

 Lehman Aggregate Index .......      10.25%     7.55%     7.51%
 Morningstar Intermediate
  Term Bond ...................       7.84%     6.20%     6.68%
--------------------------------------------------------------------------------

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

INTERMEDIATE MUNICIPAL BOND FUND
Fixed income markets enjoyed strong performance during 2002. The Fed was forced to bring its target for the Fed Funds rate down to 1.25% in an effort to boost the national economy. The municipal market moved in sympathy with Treasury rates. Of interest, the municipal yield curve has reached a historic level of steepness. In this type of environment, portfolios, like the Fund, that overweight the 3 to 7 year portion of the yield curve perform especially well.

Credit quality also became a focus for all fixed income markets. State level credits came under pressure as budget deficits ballooned. California suffered the dual problems of an eroding credit story as well as substantial new issue supply. These two factors caused significant underperformance for California securities.

In this environment the Fund produced strong absolute and relative returns. The Fund's return of 9.70% bested its unmanaged index by 0.49%, and topped the Lipper average by an impressive 1.18%. These results were attained by maintaining the Fund's overall exposure to interest rate swings and maintaining a bias towards high quality credits.

($000'S)
$20
$15
$10
7/93 93 94 95 96 97 98 99 001 02

$10,000 INVESTMENT MADE ON 7/1/93

VALUE ON 12/31/02
WPG INTERMEDIATE MUNI BOND              $16,674
LEHMAN BROTHERS 3-10 YR.
  MUNICIPAL BOND INDEX                  $17,223
LIPPER INTERMEDIATE
  MUNI FUNDS AVERAGE                    $16,287

WPG Intermediate Muni Fund
Lehman Brothers 3-10 Yr Municipal Bond Index
Lipper Intermediate Muni Funds Average

--------------------------------------------------------------------------------

           AVERAGE ANNUAL TOTAL RETURN

 (FOR THE PERIODS ENDED DECEMBER 31, 2002)
                                                                    FROM
                                                1 YEAR   5 YEARS   7/1/93+
                                                -------  --------  --------
 INTERMEDIATE MUNI BOND .....................    9.70%     5.54%    5.52%
 Lehman Brothers 3-10 Year
  Municipal Bond Index. .....................    9.21%     5.89%    5.88%
 Lipper Intermediate Muni Funds
  Average ...................................    8.51%     5.04%    5.26%

--------------------------------------------------------------------------------

+ Inception of Fund.

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and the indices (except as noted below) assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 1000 Growth Index measures the performance of those companies with an approximate median market capitalization of $3.5 billion that have higher than average price-to-book ratios and higher than average forecasted growth values. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with a median market capitalization of approximately $800 million. Lipper Analytical Services (Lipper) and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.

WEISS, PECK & GREER MUTUAL FUNDS - UNAUDITED

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - QUARTER ENDING DECEMBER 31, 2002

TUDOR FUND                           LARGE CAP GROWTH FUND

ADDITIONS                            ADDITIONS
Bio-Rad Laboratories, Inc.           AmerisourceBergen Corp.
Cambior Inc.                         Amgen, Inc.
FSI International, Inc.              Broadcom Corporation
Maxtor Corp.                         Clear Channel Communications
Meridian Gold Inc.                   Forest Laboratories, Inc.
Neoware Systems Inc.                 Harley Davidson, Inc.
Safenet, Inc.                        Linear Technology Corp.
Take Two Interactive Software, Inc.  Maxim Integrated Products
United Online Inc.                   Microsoft Corp.
Western Digital Corp.                Univision Communications Inc.

DELETIONS                            DELETIONS
Cor Therapeutics                     AOL Time Warner, Inc.
Cryptologic, Inc.                    Apache Corp.
Genesis Microchip, Inc.              Baxter International Inc.
Metalink Ltd.                        Costco Wholesale Corp.
Microtune, Inc.                      Eli Lilly & Co.
Northwest Biotherapeutics, Inc.      Federal National Mortgage Association Corp.
Sonicblue Inc.                       First Data Corp.
Tier Technologies, Inc.              J.C. Penny Co.
Waddell & Reed Financial Cl A        Philip Morris Companies Inc.
Zoran Corp.                          Tyco International Ltd.


QUANTITATIVE EQUITY FUND

ADDITIONS
Allstate Corp.
Becton, Dickinson & Co.
Chevron Corporation
Exelon Corp.
Ingersoll Rand Co.
MBNA Corp.
Pharmacia Corporation
St. Jude Medical, Inc.
U.S. Bancorp
United Parcel Service - Cl B

DELETIONS
Beckman Instruments, Inc.
Cardinal Health Inc.
FirstEnergy Corp.
Household International Inc.
Office Depot, Inc.
Progress Energy Inc.
Sempra Energy
Southtrust Corp.
Sunoco Inc.
USX-Marathon Group

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002*

                                                         PERCENT
                                          VALUE          OF NET
TUDOR FUND                                (000'S)        ASSETS
XTO Energy Inc.                           $1,649         3.5%
Safenet Inc.                              1,549          3.3%
Fair, Isaac & Co., Inc.                   1,313          2.8%
Meridian Gold Inc.                        1,192          2.5%
Neoware Systems Inc.                      1,076          2.3%
Pioneer Natural Resources Co.             965            2.0%
Maxtor Corp.                              953            2.0%
Hubco, Inc.                               939            2.0%
EMCOR Group, Inc.                         912            1.9%
Centene Corp.                             863            1.8%
                                      -------           -----
                                      $11,411           24.1%
                                      =======           =====

QUANTITATIVE EQUITY FUND
Microsoft Corp.                        $  532            3.5%
General Electric Co.                      480            3.2%
Exxon Mobil Corp.                         431            2.8%
Pfizer Inc.                               427            2.8%
Wal-Mart Stores Inc.                      379            2.5%
Citigroup Inc.                            369            2.4%
Merck & Co. Inc.                          360            2.4%
Johnson & Johnson                         322            2.1%
International Business
Machines Corp.                            322            2.1%
Bank of America Corp.                     317            2.1%
                                       ------           -----
                                       $3,939           25.9%
                                       ======           =====


                                                         PERCENT
                                       VALUE             OF NET
LARGE CAP GROWTH FUND                  (000'S)           ASSETS
Microsoft Corp.                        $2,239            5.2%
Amgen, Inc.                             2,098            4.8%
Viacom Inc. Cl B                        1,912            4.4%
Wyeth                                   1,836            4.2%
Carnival Corp.                          1,804            4.2%
Cisco Systems Inc.                      1,804            4.2%
Johnson & Johnson                       1,686            3.9%
Citigroup Inc.                          1,552            3.6%
Schlumberger Ltd.                       1,477            3.4%
Pfizer Inc.                             1,425            3.3%
                                      -------           -----
                                      $17,833           41.2%
                                      =======           =====

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT DECEMBER 31, 2002* - CONTINUED
                                                                                                                           PERCENT
                                                                                                               VALUE       OF NET
CORE BOND FUND                                                                                                 (000'S)     ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note Due 1/13/03 ............................................   $19,832      18.8%
U. S. Treasury Note 5.750% Due 11/15/05 ....................................................................    16,825      16.0%
Federal National Mortgage Association 6.500% Due 1/1/33** ..................................................    13,688      13.0%
Federal National Mortgage Association 6.000% Due 1/1/33** ..................................................     4,242       4.0%
U. S. Treasury Note 2.000% Due 11/30/04 ....................................................................     4,179       4.0%
Government National Mortgage Association 6.500% Due 2/15/24-10/15/24 .......................................     3,866       3.7%
Federal National Mortgage Association 6.500% Due 1/1/18** ..................................................     3,812       3.6%
Federal National Mortgage Association 5.250% Due 6/15/06 ...................................................     2,980       2.8%
U. S. Treasury Bond 5.375% Due 2/15/31 .....................................................................     2,529       2.4%
Salomon Brothers Mortgage Securities Series 2000-C2 Class A2 7.455% Due 7/18/33 ............................     2,363       2.2%
                                                                                                               -------   -------
                                                                                                               $74,316      70.5%
                                                                                                               =======   =======
INTERMEDIATE MUNICIPAL BOND FUND

Chicago Illinois O'Hare International Airport Revenue Refunding - 2nd Lien Series C
  (MBIA Insured) 5.750% Due 1/1/09 .........................................................................   $ 1,133       5.5%
Rhode Island Housing & Mortgage Finance Corporation Multifamily Housing Revenue Series A
  (AMBAC Insured) 5.700% Due 7/1/07 ........................................................................     1,014       5.0%
New York State Thruway Authority State Personal Income Tax Revenue Transportation
  Series A 5.500% Due 3/15/13 ..............................................................................       926       4.5%
Oklahoma County Oklahoma Home Finance Authority Single Family Refunding Subordinated
  Mortgage Revenue Series B 4.163% Due 7/1/12@ .............................................................       863       4.2%
Metropolitan Transportation Authority - New York City Transitional Triborough Bridge & Tunnel
  Authority Series A (AMBAC Insured) 5.630% Due 1/1/12 .....................................................       849       4.2%
Charlotte North Carolina Water & Sewer System Revenue 5.500% Due 6/1/12 ....................................       839       4.1%
Louisiana State Office Facilities Corporate Lease Revenue Capital Complex Program
  (AMBAC Insured) 5.000% Due 5/1/12 ........................................................................       826       4.0%
New Orleans Louisiana Public Improvement General Obligation
  (FSA Insured) 7.200% Due 11/1/08 .........................................................................       776       3.8%
Mobile Alabama Water & Sewer Commissioners Water & Sewer Revenue 5.250% Due 1/1/13 .........................       745       3.6%
Illinois State Sales Tax Revenue 5.500% Due 6/15/09 ........................................................       685       3.4%
                                                                                                               -------   -------
                                                                                                               $ 8,656      42.3%
                                                                                                               =======   =======
-----------------------------------------------------------------------------------------------------------------------------------

 * The composition of the largest securities in each portfolio is subject to change.
** Mortgage pass-through securities.
@  Indicates yield-to-maturity at December 31, 2002.



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002


NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------
                                      TUDOR

                  COMMON STOCKS (95.0%)
                  CAPITAL GOODS
                  AEROSPACE/DEFENSE (1.2%)
 26,400            EDO Corp. ...................................         $   549
                                                                         -------
                  BIOTECHNOLOGY (2.2%)
 36,800         * Abgenix ......................................             271
 14,300         * Enzon Pharmaceuticals Inc. ...................             239
 13,900         * ICOS Corp. ...................................             325
 57,100         * Medarex Inc. .................................             226
                                                                         -------
                                                                           1,061
                                                                         -------
                  COMMUNICATION (4.4%)
128,400         * Arris Group Inc. .............................             458
102,300         * Emerson Radio Corp. ..........................             508
 25,300         * Emmis Broadcasting Series A ..................             527
154,700         * Harmonic Inc. ................................             356
 48,800         * Powerwave Technologies Inc. ..................             264
                                                                         -------
                                                                           2,113
                                                                         -------

                  COMPUTER SOFTWARE &
                  SERVICES (7.4%)
 79,100         * Concurrent Computers Corp. ...................             228
 28,100         * Intermagnetics General Corp. .................             552
 69,100         * J. D. Edwards & Co. ..........................             779
 28,300         * Lexar Media Inc. .............................             177
188,300         * Maxtor Corp. .................................             953
131,500         * Western Digital Corp. ........................             840
                                                                         -------
                                                                           3,529
                                                                         -------

                 CONSTRUCTION SERVICES (1.7%)
 27,600          Dr. Horton Inc. ...............................             479
 13,300          Standard Pacific Corp. ........................             329
                                                                         -------
                                                                             808
                                                                         -------

                 ELECTRONICS (2.5%)
 26,500        * ESS Technologies Inc. .........................             167
112,600        * Integrated Silicon Solution, Inc. .............             491
172,800        * SRS Labs Inc. .................................             534
                                                                         -------
                                                                           1,192
                                                                         -------

                 INTERNET CONTENT (2.2%)
 21,400         * Alloy Online, Inc. ...........................             234
 51,800         * United Online Inc. ...........................             826
                                                                         -------
                                                                           1,060
                                                                         -------
                 PHARMACEUTICALS (1.4%)
 30,800      # * Adolor Corp. ..................................             423
 39,000        * Alkermes Inc. .................................             245
                                                                         -------
                                                                             668
                                                                         -------
                 PUBLISHING (1.1%)
 14,600        * Scholastic Corp. ..............................             525
                                                                         -------

NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                                TUDOR (CONTINUED)

                 SEMICONDUCTORS (4.1%)
 39,900        * Axcelis Technologies Inc. .....................         $   224
155,800        * FSI International, Inc. .......................             701
 39,700        * Pericom Semiconductor Corp. ...................             330
 81,300        * Simple Tech Inc. ..............................             246
 19,600        * Varian Semiconductor Equipment
                  Associates, Inc. .............................             465
                                                                         -------
                                                                           1,966
                                                                         -------
                 TECHNOLOGY (4.2%)
 35,400        * Activision, Inc. ..............................             516
 19,300        * Bio-Rad Laboratories, Inc. ....................             747
 31,400       #* Take Two Interactive Software, Inc. ...........             738
                                                                         -------
                                                                           2,001
                                                                         -------
                                                                          15,472
                                                                         -------
                 CONSUMER
                 BUSINESS SERVICES (0.2%)
 26,756       #* Surebeam Corp-Cl A ............................             108
                                                                         -------
                 ENTERTAINMENT (4.2%)
 28,600        * Alliance Gaming Corp. .........................             487
 36,500        * Racing Champions Ertl Corporation .............             498
 18,800       #* Shuffle Master, Inc. ..........................             359
 47,650       #* THQ Inc .......................................             631
                                                                         -------
                                                                           1,975
                                                                         -------
                 FOOD (6.3%)
 19,600        * American Italian Pasta Co. Cl A ...............             705
 18,900        * California Pizza Kitchen Inc. .................             476
128,700        * Coolbrands International, Inc. ................             436
  8,500        * Horizon Organic Holding Corp ..................             138
 15,000        * Red Robin Gourmet Burgers .....................             191
 14,600        * United Natural Foods Inc ......................             370
 13,200        * Whole Foods Market Inc ........................             696
                                                                         -------
                                                                           3,012
                                                                         -------
                 HEALTH CARE SERVICES (5.4%)
 18,000       #* CTI Molecular Imaging Inc. ....................             444
 10,100        * Edwards Lifesciences Corp. ....................             257
 13,700        * Mid Atlantic Medical Services Inc. ............             444
 23,000        * NPS Pharmaceutical Inc. .......................             579
 23,800        * The Medicines Co. .............................             381
 13,800        * Zoll Medical Corp. ............................             492
                                                                         -------
                                                                           2,597
                                                                         -------
                 MEDICAL BIOTECHNOLOGY (2.0%)
 33,300        * NBTY Inc. .....................................             585
  8,500        * Neurocrine Biosciences Inc. ...................             388
                                                                         -------
                                                                             973
                                                                         -------

                        See notes to financial statements


                                                                          Page 9

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                                TUDOR (CONTINUED)

                 MEDICAL-HOSPITALS (2.8%)
 25,700        * Centene Corp. .................................         $   863
 15,900        * Lifepoint Hospitals Inc. ......................             476
                                                                         -------
                                                                           1,339
                                                                         -------
                 OTHER (1.7%)
 81,300        * Princeton Review Inc. .........................             402
 26,100        * Yankee Candle Co. .............................             418
                                                                         -------
                                                                             820
                                                                         -------
                 RETAIL (5.8%)
 28,800        * Big 5 Sporting Goods Corp. ....................             311
139,900        * Casual Male Retail Group, Inc. ................             541
 33,800        * Copart Inc. ...................................             400
 22,500        * Linens `N Things, Inc. ........................             509
 19,700          Tiffany & Co. .................................             471
 19,200        * Williams-Sonoma, Inc. .........................             521
                                                                         -------
                                                                           2,753
                                                                         -------
                                                                          13,577
                                                                         -------
                 ENERGY
                 OIL & GAS PRODUCTION (6.4%)
 38,200        * Pioneer Natural Resources Co. .................             965
 21,800        * Universal Compression Holdings ................             417
 66,750          XTO Energy Inc. ...............................           1,649
                                                                         -------
                                                                           3,031
                                                                         -------
                 OIL FIELD SERVICES (2.0%)
 23,600        * Pride International, Inc. .....................             352
 51,800        * Tesco Corp. ...................................             612
                                                                         -------
                                                                             964
                                                                         -------
                                                                           3,995
                                                                         -------
                 INTERMEDIATE GOODS & SERVICES
                 APPLICATIONS SOFTWARE (4.3%)
 15,700          Integrated Circuit Systems, Inc. ..............             286
 45,900        * Magma Design Automation, Inc. .................             440
 72,200      # * Neoware Systems Inc. ..........................           1,076
 63,000        * Pervasive Software, Inc. ......................             260
                                                                         -------
                                                                           2,062
                                                                         -------
                 CONSTRUCTION SERVICES (1.4%)
 17,400          MDC Holdings, Inc. ............................             666
                                                                         -------


NUMBER                                                                   VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                                TUDOR (CONTINUED)

                 DATA SERVICES (3.5%)
 30,750          Fair, Isaac & Co., Inc. .......................         $ 1,313
 25,300        * SPSS Inc. .....................................             354
                                                                         -------
                                                                           1,667
                                                                         -------
                 ENGINEERING (1.9%)
 17,200        * EMCOR Group, Inc. .............................             912
                                                                         -------
                 GOLD & SILVER (4.1%)
526,400      # * Cambior Inc. ..................................             753
 67,600          Meridian Gold Inc. ............................           1,192
                                                                         -------
                                                                           1,945
                                                                         -------
                 INTERNET SOFTWARE (3.3%)
 61,100        * Safenet Inc. ..................................           1,549
                                                                         -------

                 TRANSPORTATION (1.1%)
 13,100          Teekay Shipping Marshall Island ...............             533
                                                                         -------
                                                                           9,334
                                                                         -------
                 INTEREST SENSITIVE
                 BANKS (4.3%)
 10,570          Commerce Bancorp Inc. .........................             457
 30,200          Hubco, Inc. ...................................             939
 25,505          Washington Federal Inc. .......................             634
                                                                         -------
                                                                           2,030
                                                                         -------
                 INSURANCE (0.1%)
  2,400          Odyssey Re Holdings Corp. .....................              42
                                                                         -------
                 OTHER (1.8%)
 96,755          AB Watley Co. .................................              46
350,000      # * Earthshell Corp. ..............................             203
  4,400        * Leapfrog Enterprises Inc. .....................             111
 33,700        * VCA Antech, Inc. ..............................             505
                                                                         -------
                                                                             865
                                                                         -------
                                                                           2,937
                                                                         -------
                 TOTAL COMMON STOCK
                 (Cost $43,790) ................................          45,315
                                                                         -------


                        See notes to financial statements

                                                                         Page 10


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

NUMBER                                                                    VALUE
OF WARRANTS     SECURITY                                                 (000'S)
-----------     --------                                                 -------

                                TUDOR (CONTINUED)

                 WARRANTS (0.0%)
                 (Cost $0)
 94,750          Cambior, Inc. .................................         $    24
                                                                         -------
PRINCIPAL
AMOUNT
(000'S)
                 FIXED INCOME (0.0%)
                 (Cost $3)
$37,500          Microstrategy Inc.
                 7.500% Due 6/24/07 ............................              15
                                                                         -------
                 REPURCHASE AGREEMENTS (5.4%)
                 (Cost $2,555)
  2,555          UBS Warburg LLC
                 1.100% Due 1/2/03 with
                 proceeds at maturity of $2,555
                 (collateralized by 1,908
                 United States Treasury Bond
                 7.500% Due 11/15/24
                 with value of $2,607) .........................           2,555
                                                                         -------
                 TOTAL INVESTMENTS (100.4%)
                 (Cost $46,348) ................................          47,909
                                                                         -------
                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-0.4%) ..........................            (204)
                                                                         -------

                 TOTAL NET ASSETS (100.0%) .....................         $47,705
                                                                         -------

* Non-income producing securities.
# Portion of security out on loan (See Note 3).

NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                                LARGE CAP GROWTH

                 COMMON STOCKS (95.6%)
                 CAPITAL GOODS
                 BROADCASTING/ADVERTISING (10.7%)
 35,500        * Clear Channel Communications ..................         $ 1,324
 58,000        * Univision Communications Inc. .................           1,421
 46,900        * Viacom Inc. Cl B ..............................           1,912
                                                                         -------
                                                                           4,657
                                                                         -------
                 COMPUTER SOFTWARE &
                 SERVICES (11.3%)
137,700        * Cisco Systems Inc. ............................           1,804
140,800        * EMC Corp. .....................................             864
 43,300        * Microsoft Corp. ...............................           2,239
                                                                         -------
                                                                           4,907
                                                                         -------
                 INTERNET SOFTWARE (1.1%)
 35,700        * Check Point Software
                 Technologies Ltd. .............................             463
                                                                         -------
                 OTHER (2.1%)
 37,800          General Electric Co. ..........................             920
                                                                         -------

                 SEMICONDUCTORS (12.7%)
 44,500        * Analog Devices, Inc. ..........................           1,062
 37,800        * Applied Materials, Inc. .......................             493
 35,500        * KLA-Tencor Corp. ..............................           1,256
 34,000          Linear Technology Corp ........................             874
 31,700          Maxim Integrated Products .....................           1,047
 53,200          Texas Instruments, Inc. .......................             799
                                                                         -------
                                                                           5,531
                                                                         -------

                 TECHNOLOGY (3.0%)
 85,300        * Broadcom Corporation ..........................           1,285
                                                                         -------
                                                                          17,763
                                                                         -------
                 CONSUMER
                 HEALTH CARE (18.5%)
 16,200          AmerisourceBergen Corp. .......................             880
 18,500        * Gilead Sciences Inc. ..........................             629
 31,400          Johnson & Johnson .............................           1,686
 46,600          Pfizer Inc. ...................................           1,425
 14,900          Pharmacia Corp ................................             623
 13,400        * Wellpoint Health Network ......................             954
 49,100          Wyeth .........................................           1,836
                                                                         -------
                                                                           8,033
                                                                         -------
                 MEDICAL (11.5%)
 43,400        * Amgen, Inc. ...................................           2,098
 13,700        * Forest Laboratories, Inc. .....................           1,346
 12,100        * Genzyme Corp. .................................             358
 14,300        * Medimmune Inc. ................................             388
 19,300        * Zimmer Holdings, Inc. .........................             801
                                                                         -------
                                                                           4,991
                                                                         -------


                        See notes to financial statements


                                                                         Page 11

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                          LARGE CAP GROWTH (CONTINUED)

                 OTHER (8.4%)
 72,300          Carnival Corp. ................................         $ 1,804
 23,200          Harley Davidson, Inc. .........................           1,072
 26,700          Walgreen Co. ..................................             779
                                                                         -------
                                                                           3,655
                                                                         -------
                                                                          16,679
                                                                         -------
                 INTEREST SENSITIVE
                 BANKS (1.5%)
 19,300          North Fork Bancorporation .....................             651

                 INSURANCE (5.4%)
 11,000          American International
                 Group Inc .....................................             636
 15,300          Everest Re Group Ltd. .........................             846
 27,800          Principal Financial Group .....................             838
                                                                         -------
                                                                           2,320
                                                                         -------
                 OTHER (6.0%)
 44,100          Citigroup Inc. ................................           1,552
  6,300          Golden West Financial Corp. ...................             452
  9,000          The Goldman Sachs Group Inc. ..................             613
                                                                         -------
                                                                           2,617
                                                                         -------
                                                                           5,588
                                                                         -------
                 NATURAL RESOURCES
                 ENERGY & RELATED (3.4%)
 35,100          Schlumberger Ltd. .............................           1,477
                                                                         -------
                 TOTAL INVESTMENTS (95.6%)
                 (Cost $43,262) ................................          41,507

                 OTHER ASSETS IN EXCESS
                 OF LIABILITIES (4.4%) .........................           1,905
                                                                         -------

                 TOTAL NET ASSETS (100.0%) .....................         $43,412
                                                                         =======

* Non-income producing securities.


NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                               QUANTITATIVE EQUITY

                 COMMON STOCKS
                 AEROSPACE (0.9%)
  1,900          Boeing Corp. ..................................         $    63
  1,000          General Dynamics Corp. ........................              79
                                                                         -------
                                                                             142
                                                                         -------

                 BANKING/FINANCIAL (7.4%)
  2,300          Bank One Corp. ................................              84
  4,550          Bank of America Corp. .........................             317
  2,625          Charter One Financial, Inc. ...................              75
  2,300          First Tennessee National Corp. ................              83
  6,100          MBNA Corp. ....................................             116
  4,200          National City Corp. ...........................             115
  7,600          US Bancorp ....................................             161
  3,700          Wells Fargo ...................................             173
                                                                         -------
                                                                           1,124
                                                                         -------

                 BASIC INDUSTRIES (2.6%)
  2,900          Alcan Inc. ....................................              86
  2,200          Du Pont (E.I.) De Nemours .....................              93
  5,750        * Pactiv Corporation ............................             126
  5,300          RPM, Inc. .....................................              81
                                                                         -------
                                                                             386
                                                                         -------

                 BROADCAST (1.3%)
  2,400        * Clear Channel Communications ..................              90
  2,500        * Comcast Corp. .................................              59
  3,400          Walt Disney Co. ...............................              55
                                                                         -------
                                                                             204
                                                                         -------

                 CAPITAL GOODS (0.3%)
  1,000          Deere & Co. ...................................              46
                                                                         -------

                 COMMERCIAL SERVICES (0.9%)
  9,300        * Cendant Corp. .................................              97
  1,800          Equifax, Inc. .................................              42
                                                                         -------
                                                                             139
                                                                         -------
                 CONSUMER CYCLICALS (5.7%)
  7,350        * AOL Time Warner Inc. ..........................              96
  5,200          Dana Corp. ....................................              61
  1,800          General Motors Corp. ..........................              66
  4,550          Home Depot, Inc. ..............................             109
  6,400        * Kroger Co. ....................................              99
  2,000          Sears Roebuck & Co. ...........................              48
  7,500          Wal-Mart Stores Inc. ..........................             379
                                                                         -------
                                                                             858
                                                                         -------


                        See notes to financial statements

                                                                         Page 12

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                         QUANTITATIVE EQUITY (CONTINUED)

                 CONSUMER NON-CYCLICALS (7.6%)
  2,200          Clorox Co. ....................................         $    91
  2,450          Coca-Cola Company .............................             107
  4,700          Coca-Cola Enterprises .........................             102
  1,150          Coors (Adolph) Co. Cl B .......................              70
  3,100          Newell Rubbermaid .............................              94
  5,250          Pepsico, Inc. .................................             222
  4,800          Philip Morris Companies Inc. ..................             195
  3,150          Procter & Gamble Co. ..........................             271
                                                                         -------
                                                                           1,152
                                                                         -------
                 CONSUMER SERVICES (1.1%)
  4,200        * Viacom Inc. ...................................             171
                                                                         -------
                 ELECTRIC SERVICES (1.3%)
  1,550          Dominion Resources, Inc. ......................              85
  2,100          Exelon Corp. ..................................             111
                                                                         -------
                                                                             196
                                                                         -------
                 ELECTRONICS (1.0%)
  1,800        * Jabil Circuit .................................              32
  1,400        * L-3 Communications
                  Holdings Inc. ................................              63
 10,300        * LSI Logic Corp. ...............................              60
                                                                         -------
                                                                             155
                                                                         -------

                 ELECTRONICS-SEMICONDUCTORS (2.3%)
  2,050        * Analog Devices Inc. ...........................              49
 15,000          Intel Corp. ...................................             234
  4,400          Texas Instruments, Inc. .......................              66
                                                                         -------
                                                                             349
                                                                         -------
                 ENERGY (4.1%)
 12,350          Exxon Mobil Corp. .............................             431
  3,200          Occidental Petroleum Corp. ....................              91
  2,700          PPL Corp. .....................................              94
                                                                         -------
                                                                             616
                                                                         -------
                 ENTERTAINMENT (0.4%)
  1,100        * Electronic Arts ...............................              55
                                                                         -------

                 FINANCE (10.3%)
  4,550          American International
                 Group Inc. ....................................             263
  1,150          Bear Stearns Companies, Inc. ..................              68
 10,500          Citigroup Inc. ................................             369
  1,700          Countrywide Financial
                  Corporation ..................................              88
  2,700          Fannie Mae ....................................             174
  1,300        * Freddie Mac ..................................               77
  6,600          JP Morgan Chase & Co. .........................             158
  2,100          Merrill Lynch & Co., Inc. .....................              80


NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                         QUANTITATIVE EQUITY (CONTINUED)

  2,600          Morgan Stanley ................................          $  104
    800          United Health Group ...........................              67
  3,400          Washington Mutual, Inc. .......................             117
                                                                         -------
                                                                           1,565
                                                                         -------
                 FOOD (2.0%)
  3,950          Conagra Food Inc. .............................              99
  4,900          Darden Restaurants Inc. .......................             100
  4,500          Sara Lee Corp. ................................             101
                                                                         -------
                                                                             300
                                                                         -------
                 HEALTH CARE (10.3%)
  3,900          Bristol Myers Squibb Co. ......................              90
    625        * Forest Laboratories, Inc. .....................              61
  1,000          HCA Inc. ......................................              42
  6,000          Johnson & Johnson .............................             322
  2,600          McKesson Corp. ................................              70
  6,350          Merck & Co. Inc. ..............................             360
 13,950          Pfizer Inc. ...................................             427
  2,800        * St. Jude Medical, Inc. ........................             111
  1,000        * Wellpoint Health Networks .....................              71
                                                                         -------
                                                                           1,554
                                                                         -------
                 HOMEBUILDING (0.5%)
  1,600          Pulte Homes, Inc. .............................              77
                                                                         -------
                 INDUSTRIAL (4.4%)
 19,700          General Electric Co. ..........................             480
  2,600          Ingersoll Rand Co. ............................             112
  3,950          Tyco International Ltd. .......................              67
                                                                         -------
                                                                             659
                                                                         -------
                 INSURANCE (3.2%)
  3,100          Allstate Corp. ................................             115
  1,300          Everest Reinsurance ...........................              72
  2,400          John Hancock
                  Financial Services ...........................              67
  2,700          Metlife Inc. ..................................              73
  3,550          Old Republic
                  International Corp. ..........................              99
  1,800          Torchmark Corp. ...............................              66
                                                                         -------
                                                                             492
                                                                         -------
                 MEDICAL PRODUCTS (3.8%)
  2,300          Abbott Laboratories ...........................              92
  3,250        * Amgen, Inc. ...................................             157
  3,600          Becton, Dickinson & Co. .......................             110
  2,350          Mylan Laboratories, Inc. ......................              82
  3,150          Pharmacia Corporation .........................             132
                                                                         -------
                                                                             573
                                                                         -------


                       See notes to financial statements


                                                                         Page 13



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002


NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                        QUANTITATIVE EQUITY (CONTINUED)

                 OIL AND GAS (2.5%)
  1,500          Anadarko Petroleum Corp. ......................         $    72
  2,000          Chevron Corporation ...........................             133
  1,600          ConocoPhillips ................................              77
  4,400          Transocean Offshore Inc. ......................             102
                                                                         -------
                                                                             384
                                                                         -------
                 OTHER (1.7%)
  3,800          Carnival Cruise Lines .........................              95
    700          3M Company ....................................              86
  1,600          Tribune Co. ...................................              73
                                                                         -------
                                                                             254
                                                                         -------
                 RETAIL (3.5%)
  6,400        * AutoNation Inc. ...............................              80
    850        * Autozone, Inc. ................................              60
  2,200          CVS Corp. .....................................              55
    700        * EBAY Inc. .....................................              47
  3,100          Gap, Inc. .....................................              48
  4,600          J. C. Penny Co. Inc. ..........................             106
  2,500          Sherwin Williams Co. ..........................              71
  1,900          Target Corp. ..................................              57
                                                                         -------
                                                                             524
                                                                         -------
                 SPECIALTY PRINTING (0.5%)
  1,200          McGraw-Hill Companies Inc. ....................              73
                                                                         -------
                 TECHNOLOGY (12.1%)
 10,800        * Cisco Systems Inc. ............................             141
  2,150        * Computer Sciences Corp. .......................              74
  5,600        * Dell Computer .................................             150
  4,200        * EMC Corp. .....................................              26
  2,400          First Data Corp. ..............................              85
  5,700          Hewlett Packard Co. ...........................              99
  1,450          Hillenbrand Industries, Inc. ..................              70
  4,150          International Business
                  Machines Corp. ...............................             322
  1,000        * Intuit Inc. ...................................              47
  1,250        * Lexmark International
                  Group Inc., Cl-A .............................              76
 10,300        * Microsoft Corp. ...............................             532
  7,300        * Oracle Corp. ..................................              79
  1,700          United Technologies Corp. .....................             105
  2,050        * Veritas Software Corp. ........................              32
                                                                         -------
                                                                           1,838
                                                                         -------


NUMBER                                                                    VALUE
OF SHARES       SECURITY                                                 (000'S)
---------       --------                                                 -------

                        QUANTITATIVE EQUITY (CONTINUED)

                 TELECOMMUNICATIONS (2.5%)
  2,000          AT&T Corp. ....................................         $    52
  3,800          Bellsouth Corp. ...............................              98
  2,500        * Qualcomm Inc. .................................              91
  1,850          SBC Communications ............................              50
  6,400          Sprint Corp. ..................................              93
                                                                         -------
                                                                             384
                                                                         -------
                 TRANSPORTATION (2.3%)
  1,200          FedEx Corp. ...................................              65
  1,800          Textron, Inc. .................................              77
  1,500          Union Pacific Corp. ...........................              90
  1,800          United Parcel Service-Cl B ....................             114
                                                                         -------
                                                                             346
                                                                         -------
                 UTILITIES (0.8%)
  2,750          Entergy Corp. .................................             125
                                                                         -------

                 WASTE MANAGEMENT (0.5%)
  3,850        * Republic Services Inc. Cl-A ...................              81
                                                                         -------
                 WIRELESS COMMUNICATIONS (2.2%)
  7,550        * AT&T Wireless Services ........................              42
  7,350          Verizon Communications ........................             285
                                                                         -------
                                                                             327
                                                                         -------
                 TOTAL INVESTMENTS (100.0%)
                 (Cost $17,198) ................................          15,149

                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS (0.0%) ...........................              (4)
                                                                         -------
                 TOTAL NET ASSETS (100.0%) .....................         $15,145
                                                                         =======

 * Non-income producing securities.



                        See notes to financial statements

                                                                         Page 14


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                                    CORE BOND

                 LONG-TERM SECURITIES
                 ASSET BACKED SECURITIES (1.4%)
                  (Cost $1,486)
   $300          Bank One Insurance Trust
                  Series 2002-A4 Class A4
                  2.940% Due 6/16/08 ...........................         $   305
    500          Fleet Credit Card Master Trust II
                  Series 2002-C Class A
                  2.750% Due 4/15/08 ...........................             505
    620          MBNA Master Credit Card Trust
                  Series 2000-I Class A
                  6.900% Due 1/15/08 ...........................             688
                                                                         -------
                                                                           1,498
                                                                         -------
                 CORPORATE DEBENTURES (21.3%)
                 BANKING (3.7%)
    800          ABN-AMRO Bank N.V.
                  6.473% Due 11/5/12 (B)(D) ....................             812
    600          Barclays Bank
                  6.860% Due 9/29/49 (B) .......................             615
  1,000          JP Morgan Chase
                  5.750% Due 1/2/13 ............................           1,013
    425          JP Morgan Capital Trust I
                  7.540% Due 1/15/27 (D) .......................             432
    900          Societe Generale Real Estate LLC
                  7.640% Due 12/29/49(B)(D)(E) .................             990
                                                                         -------
                                                                           3,862
                                                                         -------
                 BASIC INDUSTRIES (1.4%)
    350          Westvaco Corp.
                  8.200% Due 1/15/30 ...........................             406
  1,050          Weyerhaeuser Co.
                  6.876% Due 12/15/33 ..........................           1,059
                                                                         -------
                                                                           1,465
                                                                         -------

                 BROADCAST MEDIA & CABLE (1.1%)
    175          AOL Time Warner
                  6.875% Due 5/1/12 ............................             185
    200          ATT Broadband
                  9.455% Due 11/15/22 ..........................             235
    300          Clear Channel Communications
                  7.875% Due 6/15/05 ...........................             328
    350          TCI Communications Inc.
                  8.750% Due 8/1/15 ............................             407
                                                                         -------
                                                                           1,155
                                                                         -------
                 BROKERAGE (2.9%)
    375          Bear Stearns Co.
                  4.000% Due 1/31/08 ...........................             379
    455          Credit Suisse First Boston USA Inc.
                  4.625% Due 1/15/08 ...........................             462

PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                              CORE BOND (CONTINUED)

 $2,110          Morgan Stanley
                  5.625% Due 1/20/04 ...........................         $ 2,195
                                                                         -------
                                                                           3,036
                                                                         -------
                 CAPITAL GOODS (0.5%)
    250          Goodrich (BF) Corp.
                  7.625% Due 12/15/12 ..........................             259
    260          USA Interactive
                  7.000% Due 1/15/13 (B) .......................             268
                                                                         -------
                                                                             527
                                                                         -------
                 COMMUNICATIONS (1.7%)
    325          AT&T Corp.
                  6.500% Due 3/15/13 ...........................             326
    150          AT&T Wireless Services
                  8.750% Due 3/1/31 ............................             147
     50          Citizens Communications
                  7.625% Due 8/15/08 ...........................              56
    350          Deutsche Telekom
                 International Financing
                  8.750% Due 6/15/30 (E) .......................             404
    350          France Telecom
                  10.000% Due 3/1/31 (E) .......................             422
     55          Sprint Capital Corp.
                  6.000% Due 1/15/07 ...........................              52
    200          Sprint Corp.
                  8.750% Due 3/15/32 ...........................             191
    200          Verizon Global Funding
                  7.375% Due 9/1/12 ............................             230
                                                                         -------
                                                                           1,828
                                                                         -------
                 CONSUMER CYCLICAL (1.4%)
    235          DaimlerChrysler NA Holding
                  7.200% Due 9/1/09 ............................             261
    200          News America Holdings
                  7.750% Due 12/1/45 ...........................             197
    325          News America Inc.
                  7.250% Due 5/18/18 ...........................             327
    650          Pulte Homes Inc.
                  7.875% Due 6/15/32 ...........................             668
                                                                         -------
                                                                           1,453
                                                                         -------
                 ELECTRIC UTILITIES (1.0%)
     95          Duke Capital Corp.
                  6.250% Due 2/15/13 ...........................              87
    145          Duke Capital Corp.
                  6.750% Due 2/15/32 ...........................             119
    150          FirstEnergy Corp.
                  6.450% Due 11/15/11 ..........................             149
    330          NiSource Inc.
                  7.625% Due 11/15/05 ..........................             345
    170          Teco Energy
                  10.500% Due 12/1/07 (B)(D) ...................             167


                       See notes to financial statements



                                                                         Page 15


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                 CORE BOND (CONTINUED)
   $230          Teco Energy Inc.
                  7.200% Due 5/1/11 ............................         $   193
                                                                         -------
                                                                           1,060
                                                                         -------
                 ENERGY (2.0%)
  1,000          Amerada Hess Co.
                  7.875% Due 10/1/29 ...........................           1,156
    525          Pemex Project Funding
                 Master Trust Series
                  7.375% Due 12/15/14 (B) ......................             537
    425          Petronas Capital
                  7.875% Due 5/22/22 (B) .......................             459
                                                                         -------
                                                                           2,152
                                                                         -------
                 FINANCE (3.3%)
    450          Associates Corp. NA
                  5.750% Due 11/1/03 ...........................             466
    850          Ford Motor Credit
                  7.250% Due 10/25/11 ..........................             826
  1,000          General Electric Capital Corp.
                  5.450% Due 1/15/13 ...........................           1,038
    650          GMAC
                  6.650% Due 11/15/05 ..........................             669
    500          Household Finance Corp.
                  6.375% Due 5/15/12 ...........................             523
                                                                         -------
                                                                           3,522
                                                                         -------
                 INSURANCE (0.6%)
    325          American General Capital
                  8.125% Due 3/15/46 (B) .......................             410
    200          MetLife Inc.
                  6.500% Due 12/15/32 ..........................             211
                                                                         -------
                                                                             621
                                                                         -------
                 NATURAL GAS PIPELINES (0.4%)
    365          Kinder Morgan Energy Partners
                  7.300% Due 8/15/33 (B) .......................             392
                                                                         -------
                 REAL ESTATE INVESTMENT TRUST (REIT) (1.3%)
    800          Boston Properties, Inc.
                  6.250% Due 1/15/13 (B) .......................             810
    500          Equity Office Properties Trust
                  6.750% Due 2/15/12 ...........................             537
                                                                         -------
                                                                           1,347
                                                                         -------
                 TOTAL CORPORATE DEBENTURES
                  (Cost $21,504) ...............................          22,420
                                                                         -------
                 U. S. GOVERNMENT OBLIGATIONS (26.2%)
                 S. TREASURY BONDS (2.4%)
  2,320           5.375% Due 2/15/31 ...........................           2,529
                                                                         -------


PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                              CORE BOND (CONTINUED)

                 U. S. TREASURY NOTES (22.7%)
 $4,145          2.000% Due 11/30/04 ...........................         $ 4,179
 15,220        # 5.750% Due 11/15/05 ...........................          16,825
    845          6.000% Due 8/15/09 ............................             982
  1,875          4.000% Due 11/15/12 ...........................           1,902
                                                                         -------
                                                                          23,888
                                                                         -------
                 U. S. TREASURY STRIPS (1.1%)
  3,895          5.406% Due 8/15/25@ ...........................           1,180
                                                                         -------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $27,298) ...............................          27,597
                                                                         -------
                 MORTGAGE PASS THROUGH
                  SECURITIES (41.4%) ...........................
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (29.7%)
    289          9.000% Due 11/1/10 ............................             310
  2,044          6.500% Due 12/1/14 ............................           2,157
  1,910          5.500% Due 1/1/18 (C) .........................           1,979
  2,050          6.000% Due 1/1/18 (C) .........................           2,142
  3,615          6.500% Due 1/1/18 (C) .........................           3,812
    881          7.500% Due 2/1/31 .............................             935
  1,955          5.500% Due 1/1/33 (C) .........................           1,994
  4,105          6.000% Due 1/1/33 (C) .........................           4,242
 13,150          6.500% Due 1/1/33 (C) .........................          13,688
                                                                         -------
                                                                          31,259
                                                                         -------
                 GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION (5.5%)
    581          7.500% Due 9/15/07 ............................             623
  1,247          8.000% Due 9/15/17 - 12/15/17 .................           1,345
  3,680          6.500% Due 2/15/24 - 10/15/24 .................           3,866
                                                                         -------
                                                                           5,834
                                                                         -------
                 OTHER (6.2%)
  1,176          Chase Commercial
                  Mortgage Securities Corp.
                  Series 1996-2 Class A2
                  6.900% Due 9/19/06 ...........................           1,289
    660          First Union - Bank of America
                  Series 2001 - C1 Class A2
                  6.136% Due 3/15/33 ...........................             734
    470          GE Capital Commercial
                  Mortgage Corporation
                  Series 2002-1A Class A3
                  6.269% Due 12/10/35 ..........................             525
  1,050          JP Morgan Commercial
                  Mortgage Finance Corp. U.
                  Series 1998-C6, Class A3
                  6.613% Due 1/15/30 ...........................           1,183



                        See notes to financial statements



                                                                         Page 16



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                              CORE BOND (CONTINUED)

   $365          PNC Mortgage Securities Corp.
                  Series 2000-1 Class A2
                  7.610% Due 2/15/10 ...........................         $   433
  2,005          Salomon Brothers Mortgage
                  Securities
                  Series 2000-C2 Class A2
                  7.455% Due 7/18/33 ...........................           2,363
                                                                         -------
                                                                           6,527
                                                                         -------
                 TOTAL MORTGAGE PASS THROUGH
                  SECURITIES
                  (Cost $42,256) ...............................          43,620
                                                                         -------
                 NON-MORTGAGE PASS
                  THROUGH NOTES (7.3%)
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (4.4%)
  2,735          5.250% Due 6/15/06 ............................           2,980
  1,580          5.250% Due 3/22/07 (D) ........................           1,654
                                                                         -------
                                                                           4,634
                                                                         -------
                 FEDERAL HOME LOAN MORTGAGE
                  CORP. (1.7%)
  1,705          4.125% Due 6/15/05 ............................           1,795
                                                                         -------
                 COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%)
  1,165          Federal National Mortgage Association
                  Series 1999-28 Class PL
                  6.000% Due 1/25/28 ...........................           1,226
                                                                         -------

                 TOTAL NON-MORTGAGE PASS THROUGH NOTES
                  (Cost $7,434) ................................           7,655
                                                                         -------
                 SHORT-TERM SECURITIES
                  ASSET BACKED SECURITIES (6.6%)
                 CREDIT CARDS (5.3%)
    305          American Express Master Trust
                  Series 1999-3 Class A
                  1.560% Due 5/17/04 (A) .......................             305
    330          American Express Master Trust
                  Series 2003-3 Class A
                  1.580% Due 11/15/07 (A) ......................             331
    340          American Express Master Trust
                  Series 2000-5 Class A
                  1.560% Due 4/15/08 (A) .......................             341
    210          Chase Manhattan Credit Card Trust
                  Series 2001-5A Class A
                  1.470% Due 2/15/07 (A) .......................             210
    450          Citibank Credit Card Master Trust
                  Series 2002-A5 Class A
                  1.450% Due 9/17/07 (A) .......................             450
    595          Citibank Credit Card Master Trust
                  Series 2002-A9 Class A
                  1.450% Due 12/17/07 (A) ......................             595

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)         SECURITY                                                (000'S)
---------        --------                                                -------

                 CORE BOND (CONTINUED)

   $580          Discover Card Master Trust I
                  Series 2001-4 Class A
                  1.510% Due 10/16/06 (A) ......................         $   580
  1,000          First Chicago Master Trust
                  Series 1999-X Class A
                  1.570% Due 6/15/05 (A) .......................           1,000
    210          First USA Credit Card Master Trust
                  Series 1998-4 Class A
                  1.560% Due 3/18/08 (A) .......................             210
    590          First USA Credit Card Master Trust
                  Series 2001-3 Class A
                  1.970% Due 11/19/08 (A) ......................             591
    600          MBNA Master Credit Card Trust
                  Series 1997-C Class A
                  1.530% Due 8/15/06 (A) .......................             600
    415          MBNA Master Credit Card Trust
                  Series 2002 Class A12
                  1.480% Due 4/15/08 (A) .......................             415
                                                                         -------
                                                                           5,628
                                                                         -------
                 FINANCE (0.8%)
    415          Student Loan Marketing Association
                  Series 2002-4 Class A2
                  1.440% Due 12/15/09 (A) ......................             415
    415          Student Loan Marketing Association
                  Series 2002-7 Class A1
                  1.436% Due 12/1/04 (A) .......................             415
                                                                         -------
                                                                             830
                                                                         -------
                 REAL ESTATE INVESTMENT TRUST
                  (REIT) (0.5%)
    487          JP Morgan Commercial Mortgage
                  Corp. Series 2000-Fl1 Class
                  1.645% Due 4/15/10 (A)(B) ....................             487
                                                                         -------

                 TOTAL ASSET BACKED SECURITIES
                  (Cost $6,950)                                            6,945
                                                                         -------
                 GOVERNMENT AGENCY
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (18.8%)
                  (Cost $19,832)
 19,840          Discount Note Due 1/13/03 .....................          19,832
                                                                         -------
                 REPURCHASE AGREEMENT (5.0%)
                  (Cost $5,206)
  5,206          UBS Warburg, LLC
                  1.100% Due 1/2/03 with
                  proceeds at maturity of $5,206
                  (collateralized by 3,538
                  United States Treasury Bond
                  8.875% Due 8/15/17
                  with value of $5,313) ........................           5,206
                                                                         -------



                        See notes to financial statements
                                                                         Page 17


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002


                                                                       VALUE
                                                                      (000'S)
                                                                      -------

                 CORE BOND (continued)

                 TOTAL INVESTMENTS (128.0%)
                   (Cost $131,966) .............................       $134,773

                 LIABILITIES IN EXCESS OF OTHER
                   ASSETS (-28.0%) .............................        (29,512)
                                                                       --------

                 TOTAL NET ASSETS (100.0%) .....................       $105,261
                                                                       ========



(A) Adjustable rate security. Rate stated is as of December 31, 2002. Principal payments on demand at periodic intervals.

(B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(C)  When issued security.

(D)  Callable security.

(E)  Step Up Net - Coupon rises if credit rating falls (and vice versa).

#    Portion of security out on Loan (see Note 3).

@    Indicates yield-to-maturity at December 31, 2002.








PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------


                          INTERMEDIATE MUNICIPAL BOND

   $670          ALABAMA (3.6%)
                 Mobile Alabama Water & Sewer Commissioners
                   Water & Sewer Revenue
                   5.25% Due 1/1/13 ............................            $745

    180          CALIFORNIA (1.9%)
                 Bay Area Toll Authority California Toll
                   Bridge Revenue San Francisco Bay
                   Area-Series D
                   5.125% Due 4/1/13 ...........................             199

    175          Santa Monica-Malibu University School
                   District California Refunding
                   5.25% Due 8/1/14 ............................             197

                 COLORADO (0.8%)
    145          Westminster Colorado Multifamily Revenue
                   Refunding Housing Oasis Wexford Apts Project
                   5.35% Due 12/1/25 ...........................             154

                 GEORGIA (4.2%)
    285          Atlanta Georgia Water & Wastewater Revenue
                   Series A
                   5.00% Due 11/1/38 ...........................             322

    500          Savannah Georgia Economic Development
                   Authority College of Art & Design Inc.
                   Project Revenue Bonds
                   5.80% Due 10/1/05 ...........................             541

                 ILLINOIS (13.5%)
  1,000          Chicago Illinois O'Hare International
                   Airport Revenue Refunding-2nd
                   Lien Series C (MBIA Insured)
                   5.75% Due 1/1/09 ............................           1,133

    100          Cook & DuPage Counties Illinois Combined
                    School District #113 A Lemont Capital
                   Appreciation - Series B (FGIC Insured)
                   3.945% Due 12/1/05@ .........................              94

    570          DuPage & Cook Counties Illinois Community Unit
                   School District #205
                   5.00% Due 1/1/13 ............................             630









Page 18                 See notes to financial statements





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                    VALUE
(000'S)         SECURITY                                                 (000'S)
---------       --------                                                 -------

                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

   $111          Illinois Health Facilities Authority
                   Revenue Unrefunded Series A
                   (MBIA Insured)
                   7.90% Due 8/15/03 ...........................            $112

    600          Illinois State Sales Tax Revenue
                   5.50% Due 6/15/09 ...........................             685

    100          Illinois State Sales Tax Revenue
                   First Series
                   5.00% Due 6/15/13 ...........................             110

                 INDIANA (7.5%)
    500          Indianapolis Indiana Local Public
                   Improvement Bond Bank Series A
                   5.00% Due 7/1/09 ............................             555

    395          La Porte County Indiana General
                   Obligation (FGIC Insured)
                   5.00% Due 1/15/12 ...........................             435

    500          Purdue University Indiana
                   University Revenue Student
                   Fees Series O
                   4.25% Due 7/1/08 ............................             534

                 KENTUCKY (0.3%)
     60          Dayton Kentucky Elderly Housing
                   Mortgage Revenue Speers
                   Court (FHA Insured)
                   5.35% Due 9/1/05 ............................              62

                 LOUISIANA (7.8%)
    750          Louisiana State Office Facilities
                   Corporate Lease Revenue
                   Capital Complex Program
                   (AMBAC Insured)
                   5.00% Due 5/1/12 ............................             826

    630          New Orleans Louisiana Public
                   Improvement General
                   Obligation (FSA Insured)
                   7.20% Due 11/1/08 ...........................             776

                 MARYLAND (0.5%)
    100            Maryland State Single Family Mortgage
                   6.20% Due 4/1/04 ............................             104







                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)

                 MICHIGAN (0.6%)
    $10            Ferris State College Michigan
                   Special Obligation
                   7.50% Due 8/15/03 ...........................             $10

    100          Michigan State Building Authority
                   Revenue Chippewa Correctional
                   Facilities Escrowed to Maturity
                   7.25% Due 10/1/04 ...........................             110

                 NEBRASKA (1.2%)
    230          Nebraska Investment Finance
                   Authority Multifamily Revenue
                   Refunding Housing Wycliffe West-Series A
                   5.50% Due 12/1/25 ...........................             239

                 NEW JERSEY (2.7%)
    320          Arlington Arms Financing Corporation New Jersey
                   Mortgage Revenue Arlington Arms Apartments
                   Section 8 (FHA Insured)
                   10.25% Due 3/1/25 ...........................             322

    225          Gateway New Jersey Housing Development
                   Corporation Revenue Multifamily Housing
                   Section 8 (FHA Insured)
                   10.50% Due 8/1/25 ...........................             235

                 NEW YORK (15.5%)
    750          Metropolitan Transportation Authority -
                   New York City Transitional Triborough
                   Bridge & Tunnel Authority Series A
                  (AMBAC Insured)
                   5.63% Due 1/1/12 ............................             849

    500          New York City Transitional Finance Authority
                   Revenue Bonds Series A
                   5.50% Due 11/1/26 ...........................             559

     50          New York New York Series C
                   5.25% Due 10/1/04 ...........................              52

    500          New York State Dormitory
                   Authority Revenue Series B
                   5.25% Due 11/15/23 ..........................             549







                        See notes to financial statements                Page 19




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                VALUE
(000'S)          SECURITY                                            (000'S)
-------          --------                                            -------

                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)

   $200          New York State Power Authority Series A
                   5.00% Due 11/15/13 ..........................            $222

   820           New York State Thruway Authority
                   State Personal Income Tax
                   Revenue Transportation Series A
                   5.50% Due 3/15/13 ...........................             926

                 NORTH CAROLINA (4.1%)
   730           Charlotte North Carolina Water &
                   Sewer System Revenue
                   5.50% Due 6/1/12 ............................             839

                 OKLAHOMA (4.2%)
  1,625          Oklahoma County Oklahoma
                   Home Finance Authority Single
                   Family Refunding Subordinated
                   Mortgage Revenue Series B
                   4.163% Due 7/1/12@ ..........................             863

                 OREGON (2.9%)
    275          McMinnville Oregon School District
                   #40 Refunding Yamhill County
                   5.50% Due 6/15/12 ...........................             317

    270          Oregon State Housing & Community
                   Services Department Mortgage
                   Revenue Single Family Mortgage
                   Program Series B
                   6.88% Due 7/1/28 ............................             275

                 RHODE ISLAND (5.0%)
    950          Rhode Island Housing & Mortgage
                   Finance Corporation Multifamily
                   Housing Revenue Series A
                   (AMBAC Insured)
                   5.70% Due 7/1/07 ............................           1,014

                 TEXAS (14.5%)
    500          Arlington Texas School District
                   General Obligation
                   5.00% Due 2/15/11 ...........................             542

    540          Garland Texas Tax & Revenue
                   Certificates of Obligation
                   5.25% Due 2/15/16 ...........................             588

    265          Lower Colorado River Authority
                   Texas Revenue Prerefunded
                   6.25% Due 5/1/07 ............................             303


  PRINCIPAL
  AMOUNT                                                              VALUE
  (000'S)                 SECURITY                                   (000'S)

                     INTERMEDIATE MUNICIPAL BOND (CONTINUED)

   $500          Lower Colorado River Authority
                   Texas Revenue Refunding
                   Improvement (FSA Insured)
                   5.00% Due 5/15/12 ...........................            $544

    400          San Antonio Texas General Obligation
                   5.65% Due 2/1/13 ............................             446

    500          Texas State Water Financial Assistance Series A
                   General Obligation
                   5.20% Due 8/1/15 ............................             536

                 WASHINGTON (6.4%)
    250          Lynnwood Washington Water & Sewer Revenue
                   Refunding (FGIC Insured)
                   6.00% Due 12/1/07 ...........................             290

    600          Washington State Motor Vehicle Fuel Tax-Ser C
                   5.00% Due 1/1/10 ............................             664

    300          Washington State Non-Callable Motor Vehicle
                   Tax General Obligation
                   6.20% Due 3/1/08 ............................             351

                 WISCONSIN (1.6%)
    330          Elkhorn Wisconsin Area School
                   District Refunding - Series A
                   (FSA Insured)
                   4.00% Due 4/1/13 ............................             334
                                                                        --------

                 TOTAL INVESTMENTS (98.8%)
                   (Cost $19,067) ..............................          20,193

                 OTHER ASSETS IN EXCESS
                   OF LIABILITIES (1.2%) .......................             254
                                                                       ---------

                 TOTAL NET ASSETS (100.0%) .....................         $20,447
                                                                       =========

  @ Indicates yield-to-maturity at December 31, 2002.









Page 20                   See notes to financial statements



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002





                    INTERMEDIATE MUNICIPAL BOND (CONTINUED)


                 WPG INTERMEDIATE MUNICIPAL BOND FUND
                 INDUSTRY CONCENTRATIONS
% OF NET                                                                 VALUE
 ASSETS                                                                  000'S
 ------                                                                  -----
   25.9%         General Obligations .........................           $ 5,298
   11.9%         Water/Sewer/Utility .........................             2,429
   11.1%         Special Tax .................................             2,280
    8.7%         Multifamily Housing .........................             1,787
    6.7%         Annual Appropriation ........................             1,375
    6.5%         Transportation ..............................             1,332
    5.7%         Pre-Refunded ................................             1,166
    5.3%         Education ...................................             1,075
    4.8%         Municipal ...................................               986
    4.2%         Miscellaneous Revenue .......................               849
    2.7%         Public Power ................................               544
    1.9%         Single-Family Housing .......................               379
    1.2%         Housing Development .........................               239
    1.1%         Electric ....................................               222
    0.6%         Escrow-to-Maturity ..........................               120
    0.5%         Health Care .................................               112
 -------                                                                --------
   98.8%         Total Investments ...........................            20,193

                 Other Assets in Excess
    1.2%           of Liabilities ............................               254
 -------                                                                --------

  100.0%         Total Net Assets ............................           $20,447
 =======                                                                ========




  PRINCIPAL
  AMOUNT                                                              VALUE
  (000'S)             SECURITY                                       (000'S)

                             GOVERNMENT MONEY MARKET

                  U.S. GOVERNMENT AGENCY
                  OBLIGATIONS (79.3%)
                  FEDERAL AGRICULTURAL (3.9%)
 $5,000           Discount Note Due 1/10/03 ....................          $4,998
                                                                        --------

                  FEDERAL FARM CREDIT (1.6%)
  2,000           Discount Note Due 10/7/03 ....................           1,979
                                                                        --------

                  FEDERAL HOME LOAN BANK (9.6%)
  5,400           Discount Note Due 1/3/03 .....................           5,400
  5,000           Discount Note Due 1/8/03 .....................           4,999
  1,000           Discount Note Due 1/8/03 .....................           1,000
  1,000           Discount Note Due 4/10/03 ....................             996
                                                                        --------
                                                                          12,395
                                                                        --------

                  FEDERAL HOME LOAN MORTGAGE
                  CORP. (24.1%)
  5,000           Discount Note Due 1/28/03 ....................           4,996
  5,000           Discount Note Due 1/30/03 ....................           4,994
  5,000           Discount Note Due 2/12/03 ....................           4,993
 10,000           Discount Note Due 2/13/03 ....................           9,986
  5,000           Discount Note Due 2/20/03 ....................           4,991
  1,050           Discount Note Due 7/17/03 ....................           1,042
                                                                        --------
                                                                          31,002
                                                                        --------

                  FEDERAL NATIONAL MORTGAGE

                  ASSOCIATION (40.1%)
  5,000           Discount Note Due 1/9/03                                 4,999
  1,000           Discount Note Due 1/22/03                                  999
  5,000           Discount Note Due 1/23/03                                4,994
  5,000           Discount Note Due 1/29/03                                4,994
  5,000           Discount Note Due 1/29/03                                4,994
  5,000           Discount Note Due 2/5/03                                 4,994
  5,000           Discount Note Due 2/7/03                                 4,992
  3,000           Discount Note Due 2/26/03                                2,994
  3,000           Discount Note Due 3/7/03                                 2,993
  5,000           Discount Note Due 3/14/03                                4,988
  5,000           Discount Note Due 3/26/03                                4,981
  1,000           Discount Note Due 3/31/03                                  996
  2,000           Discount Note Due 7/25/03                                1,980
  2,000           Discount Note Due 9/19/03                                1,979
                                                                        --------
                                                                          51,877
                                                                        --------

                  TOTAL U.S. GOVERNMENT
                  AGENCY NOTES
                  (Cost $102,251) ..............................         102,251
                                                                        --------






                    See notes to financial statements                    Page 21




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                VALUE
(000'S)                   SECURITY                                   (000'S)
-------                   --------                                   -------

                      GOVERNMENT MONEY MARKET (CONTINUED)

                 REPURCHASE AGREEMENT (14.7%)
                   (Cost $18,895)
$18,895          UBS Warburg Inc.
                   1.100% Due 1/2/03 with
                   proceeds at maturity $18,896
                   (collateralized by 17,422
                   United States Treasury Bond
                   5.500% Due 8/15/28
                   with value of $19,286) ......................         $18,895
                                                                        --------

                 TOTAL INVESTMENTS (94.0%)
                   (Cost $121,146) .............................         121,146

                 OTHER ASSETS IN EXCESS
                   OF LIABILITIES (6.0%) .......................           7,730
                                                                        --------

                 TOTAL NET ASSETS (100. 0%) ....................        $128,876
                                                                        ========




PRINCIPAL
AMOUNT                                                               VALUE
(000'S)                 SECURITY                                    (000'S)
-------                 --------                                    -------

                              TAX FREE MONEY MARKET

                 CALIFORNIA (0.6%)
 $1,000          California Higher Education
                   Loan Authority Inc. (Student Loan Revenue)
                   2.90% Due 7/1/03 ............................          $1,005

                 COLORADO (3.4%)
  1,800          Castle Pines North Colorado
                   Metro District Refunding
                   1.65% Due 12/1/28 (A) .......................           1,800

    300          Colorado Health Facilities Authority
                   Revenue The Visiting Nurse Corp.
                   1.80% Due 7/1/31 (A) ........................             300

  1,125          Colorado Springs Colorado
                   Revenue Goodwill Industries
                   1.70% Due 2/1/07 (A) ........................           1,125

    675          Summit County Colorado Recreational
                   Facilities Revenue Refunding
                   (Copper Mountain) Inc. Project
                   1.45% Due 4/1/17 (A) ........................             675

  1,550          Summit County Colorado Recreational
                   Facilities Revenue Refunding
                   (Copper Mountain) Inc. Project
                   1.45% Due 4/1/17 (A) ........................           1,550

                 FLORIDA (2.3%)
  1,000          Capital Trust Agency Florida
                   Multifamily Housing Revenue
                   Community Loan Program
                   1.73% Due 12/1/32 (A) .......................           1,000

  2,685          Pasco County Health Facility
                 Authority Multifamily Housing
                   Arms Magnolia Valley
                   1.33% Due 12/1/07 (A) .......................           2,685

                 GEORGIA (3.0%)
    200          Fulton County Georgia Multifamily
                   Housing Revenue Champions
                   Green Apartments
                   1.50% Due 10/1/25 (A) .......................             200

    600          Gwinnett County Georgia
                 Development Authority Revenue
                   (Wesleyan School Project)
                   1.55% Due 3/1/17 (A) ........................             600








Page 22                      See notes to financial statements



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                 VALUE
(000'S)                    SECURITY                                   (000'S)
-------                    --------                                   -------

                       TAX FREE MONEY MARKET (CONTINUED)

   $900         Gwinnett County Georgia
                Development Authority Revenue
                (Wesleyan School Project)
                1.55% Due 3/1/21 (A) ...........................           $900

  1,975         Marietta Georgia Housing
                Authority Multifamily Housing
                Revenue (Falls at Bells Ferry)
                2.00% Due 1/15/09 (A) ..........................           1,975

  1,100         Savannah Housing Authority
                Multifamily Housing
                Revenue Refunding-Somerset
                Wharf Project B
                1.20% Due 6/15/26 (A) ..........................           1,100

                ILLINOIS (13.3%)
    500         Belleville Illinois Industrial
                Development Revenue Refunding -
                Wetterau Inc. Project
                1.65% Due 12/1/08 (A) ..........................             500

  1,000         Illinois Educational Facilities
                Lincoln Park Art
                1.55% Due 1/1/29 (A) ...........................           1,000

  3,000         Illinois Development Finance
                Authority Revenue Bonds
                (Museum of Contemporary
                Arts Project) Ser. 1994
                1.60% Due 2/1/29 (A) ...........................           3,000

    800         Illinois Development Finance
                Authority (Dart Container)
                1.85% Due 8/1/25 (A) ...........................             800

    800         Illinois Development Finance
                Authority Educational Facilities
                Revenue - Trinity International
                University Project Series A
                1.60% Due 10/1/30 (A) ..........................             800

  1,500         Illinois Development Finance
                Authority Revenue - Casa
                Central Padres Project
                1.70% Due 8/1/26 (A) ...........................           1,500

  1,700         Illinois Development Finance
                Authority Revenue (Palos
                Community Hospital)
                1.60% Due 11/15/24 (A) .........................           1,700


 PRINCIPAL
 AMOUNT                                                              VALUE
 (000'S)                  SECURITY                                  (000'S)
 -------                  --------                                  -------

 TAX FREE MONEY MARKET (CONTINUED)

 $1,300            Illinois Development Finance
                   Authority Revenue Bonds
                   (Dart Container Corp.)
                   1.80% Due 12/1/09 (A) .......................         $1,300

  1,000            Illinois Educational Facilities
                   Authority Revenue B (Field
                   Museum of Natural History)
                   1.55% Due 11/1/25 (A) .......................          1,000

  2,100            Illinois Educational Facilities
                   Authority Revenue Bonds Field
                   Museum of Natural History
                   1.55% Due 11/1/32 (A) .......................          2,100

    550            Illinois Educational Facilities
                   Authority Revenue Concordia
                   University River Project
                   1.85% Due 10/1/31 (A) .......................            550

  3,900            Illinois Health Facilities
                   Authority Revenue Elmhurst
                   Memorial Health - B
                   1.85% Due 1/1/20 (A) ........................          3,900

  1,000            Rockford Illinois School District
                   No 205 Tax Anticipation Warrants
                   2.78% Due 10/30/03 ..........................          1,005

  2,300            Village of Troy Grove Illinois
                   (Unimin Corp.)
                   2.50% Due 5/1/10 (A) .......................           2,300

                   INDIANA (7.5%)
  1,000            Avon Indiana Community School
                   Corp. Tax Anticipation Warrants
                   1.95% Due 12/31/03 ..........................          1,003

  2,906            Bartholomew Consolidated School
                   Tax Anticipation Warrants
                   2.25% Due 12/31/03 ..........................          2,931

  1,000            Crawfordsville Indiana
                   Multifamily Housing -
                   Autumn Woods Phase II - A
                   1.70% Due 1/1/32 (A) ........................          1,000

  1,000            Frankfort Indiana Economic
                   Development Revenue
                   Frito Lay Inc. Project
                   2.10% Due 11/1/14 (A) .......................          1,000



                           See notes to financial statements             Page 23








WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                VALUE
(000'S)                    SECURITY                                  (000'S)
-------                    --------                                  -------

                       TAX FREE MONEY MARKET (CONTINUED)

 $2,000          Indiana Bond Bank Advanced
                 Funding Program Notes Series B
                 2.00% Due 1/22/03 .............................          $2,001

    500          Indiana Health Facilities Financing
                 Authority Revenue Capital
                 Access Pool Program - Series A
                 1.55% Due 4/1/12 (A) ..........................             500

  1,300          Indiana Health Facility Financing
                 Authority Revenue Bethesda
                 Living Center Series B
                 1.60% Due 8/1/31 (A) ..........................          1,300

    150          Indiana State Development
                 Authority Revenue Educational
                 Facilities Cathedral Trustees Inc.
                 1.85% Due 9/1/26 (A) ..........................             150

  1,000          Indianapolis Indiana
                 Economic Development
                 (Joint & Clutch Series 1984)
                 2.00% Due 12/1/14 (A) .........................           1,000

  1,300          North Side Indiana
                 High School Building Corp.
                 Bond Anticipation Notes
                 2.05% Due 4/15/03 .............................           1,300

                 IOWA (3.8%)
  1,500          Chillicothe Iowa Pollution Control
                 Revenue Iowa-Illinois
                 Gas & Electric Project
                 1.70% Due 1/1/23 (A) ..........................           1,500

  1,800          Council Bluffs Iowa Pollution
                 Control Revenue Iowa -
                 Illinois Gas & Electric Project
                 1.70% Due 1/1/25 (A) ..........................           1,800

    300          Iowa Finance Authority Private
                 College Drake University
                 1.85% Due 7/1/31 (A) ..........................             300

  1,100          Iowa Finance Authority Revenue
                 Burlington Medical Center
                 1.85% Due 6/1/27 (A) ..........................           1,100

  1,500          Iowa Higher Education Loan
                 Authority Revenue Maharishi
                 University of Management
                 1.70% Due 10/1/30 (A) .........................           1,500



 PRINCIPAL
 AMOUNT                                                              VALUE
 (000'S)                  SECURITY                                  (000'S)
 -------                  --------                                  -------

 TAX FREE MONEY MARKET (CONTINUED)

                   KANSAS (7.2%)
 $4,090            Kansas State Development
                   Finance Authority Lease Revenue
                   Kansas Department Admin J2
                   1.85% Due 12/1/34 (A) .......................          $4,090

  2,800            Olathe Kansas Health Facilities
                   Revenue Olathe Medical Center
                   1.85% Due 9/1/32 (A) ........................          2,800

  2,800            Prairie Village Multifamily Revenue
                   Corinth Place Apts Project
                   1.60% Due 11/1/30 (A) .......................          2,800

  2,000            Salina Kansas Central Mall
                   (Salina Central Mall Dillard)
                   1.75% Due 12/1/14 (A) .......................          2,000

                   KENTUCKY (3.2%)
    430            Elva - New Harmony - Oak Level
                   Kentucky Fire Protection District
                   1.75% Due 12/1/31 (A) .......................            430

  1,935            Fort Thomas Kentucky Industrial
                   Building Revenue
                   (Carmel Manor Project)
                   1.70% Due 10/1/14 (A) .......................          1,935

    490            Harvey Brewers Fire Protection
                   District Kentucky Lease
                   Revenue Program Series C2
                   1.75% Due 12/1/31 (A) .......................            490

    490            Muhlenberg County Kentucky
                   Airport District Area Development
                   Financial Trust
                   1.75% Due 12/1/31 (A) .......................            490

  1,900            Owensboro Kentucky Limited
                   Obligation Revenue Dart
                   Polymers Inc. Proj-A
                   1.75% Due 7/1/11 (A) ........................          1,900

                   LOUISIANA (1.1%)
    200            East Baton Rouge Parish-Louisiana
                   Pollution Control Revenue
                   Rhone-Poulene Inc. Project
                   1.80% Due 6/1/11 (A) ........................            200







Page 24                     See notes to financial statements



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                    VALUE
(000'S)         SECURITY                                  (000'S)

TAX FREE MONEY MARKET (CONTINUED)

$1,600          Louisiana Public Facilities
                Authority Revenue
                St. Martins Episcopal School
                1.70% Due 9/1/19 (A)                      $1,600

                MARYLAND (1.9%)
2,300           Howard County Maryland
                Revenue Owen Brown
                Joint Venture Facility
                1.40% Due 5/1/11 (A)                      2,300

815             Maryland State Industrial
                Development Authority Financing
                Authority Revenue Baltimore
                International Culinary
                1.65% Due 5/1/24 (A)                      815

                MASSACHUSETTS (0.6%)
1,000           Blackstone Valley Massachusetts
                Vocational Regional School
                District Bond Anticipation Notes
                2.50% Due 7/15/03                         1,003

                MICHIGAN (6.9%)
865             Birmingham Michigan Economic
                Development Corporation
                (Brown Street Project 83)
                1.58% Due 12/1/18 (A)                     865

1,755           Lansing Michigan Economic
                Development Corp.
                (Atrium Office Building)
                1.95% Due 5/1/15 (A)                      1,755

490             Leelanau County Michigan
                Economic Development Corp.
                Revenue (American Community
                Mutual Insurance Co. Project)
                1.70% Due 6/15/06 (A)                     490

1,900           Michigan State Grant
                Anticipation Notes Series B
                1.45% Due 9/15/08 (A)                     1,900

600             Michigan State Job Development
                Authority Revenue
                (Kentwood Residence)
                1.30% Due 11/1/14 (A)                     600

 PRINCIPAL
 AMOUNT                                                                VALUE
 (000'S)                   SECURITY                                   (000'S)
 -------                   --------                                   -------

                        TAX FREE MONEY MARKET (CONTINUED)

   $270            Michigan State Strategic Fund
                   Limited Obligation Revenue
                   Refunding (Woodbridge
                   Commercial Properties)
                   1.65% Due 10/15/05 (A) ......................           $270

  2,645            Oakland County Michigan Economic
                   Development Corporation
                   (Corners Shopping Center)
                   1.80% Due 8/1/15 (A) ........................          2,645

  2,000            Pinckney Michigan Community
                   Schools State Aid Notes
                   1.85% Due 8/21/03 ...........................          2,003

    640            Sterling Heights Michigan
                   Economic Development Corp.
                   Sterling Shopping Center
                   1.65% Due 12/1/10 (A) .......................            640

                   MINNESOTA (3.9%)
  1,300             Brooklyn Center Industrial
                   Development Revenue
                   Brookdale Corp. III Project
                   1.85% Due 12/1/14 (A) .......................          1,300

    395            Duluth Health Care Facilities
                   Miller Dwan Medical Center
                   1.85% Due 6/1/19 (A) ........................            395

    770            Hutchinson Minnesota Economic
                   Development Authority Revenue
                   Refunding (Developers Diversified)
                   1.75% Due 8/15/06 (A) .......................            770

    791            International Falls Minnesota
                   Economic Development Revenue
                   (Developers Diversified)
                   Ltd. Project
                   1.87% Due 7/1/06 (A) ........................            791

    100            Minnesota and St. Paul Housing
                   and Revenue Development
                   Authority Children's
                   Healthcare System - B
                   1.85% Due 8/15/25 (A) .......................            100

  3,000            Minnesota School District Tax &
                   Aid Anticipated Borrowing
                   Program Certificates Aid
                   Anticipation Notes Series A
                   2.25% Due 8/20/03 ...........................          3,014


                See notes to financial statements                        Page 25








WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                 VALUE
(000'S)                    SECURITY                                   (000'S)
-------                    --------                                   -------

                       TAX FREE MONEY MARKET (CONTINUED)

                 MISSOURI (3.6%)
   $500          Clayton Industrial Development
                 Authority Industrial
                 Development Revenue
                 Refunding Bailey Court Project
                 1.67% Due 1/1/09 (A) ..........................           $500

    100          Kansas City Missouri Industrial
                 Development Authority Revenue
                 Multifamily Housing -
                 Springs Apartment
                 1.70% Due 9/1/25 (A) ..........................            100

    100          Missouri State Health & Educational
                 Facilities Authority -
                 Kansas City Art Institute
                 1.90% Due 11/1/29 (A) .........................            100

    100          Missouri State Health & Educational
                 Facilities Authority -
                 St. Louis University Series 99B
                 1.85% Due 10/1/24 (A) .........................            100

  1,325          Missouri State Health & Educational
                 Facilities Authority School District
                 Advanced Funding Program
                 2.25% Due 10/24/03 ............................          1,332

    900          St. Charles County Industrial
                 Development Authority Revenue
                 Sun River Village
                 1.52% Due 12/1/27 (A) .........................            900

  2,800          University of Missouri Facilities
                 Revenue Series B
                 1.80% Due 11/1/30 (A) .........................          2,800

                 NEW YORK (6.1%)
  1,500          Board Cooperative Educational
                 Services New York Sole
                 Supervisory Trust Revenue
                 Anticipation Notes
                 2.375% Due 8/12/03 ............................          1,508

  1,500          Herkimer County New York
                 Industrial Development Authority
                 Civic Facilities Revenue
                 Templeton Foundation Project
                 1.65% Due 12/1/14 (A) .........................          1,500

    380          Marathon New York
                 Central School District
                 3.00% Due 4/15/03 .............................            381



 PRINCIPAL
 AMOUNT                                                                VALUE
 (000'S)                    SECURITY                                  (000'S)
 -------                    --------                                  -------

                        TAX FREE MONEY MARKET (CONTINUED)

 $6,000            New York City New York
                   Transitional Finance Authority
                   1.58% Due 11/1/09 (A) .......................         $6,000

    500            New York City General
                   Obligation Series 92 D
                   1.60% Due 2/1/21 (A) ........................            500

                   NORTH CAROLINA (2.9%)
  1,465            Granville North Carolina
                   Industrial Facilities & Pollution
                   Control Finance Authority
                   Lenox Inc. Project
                   1.61% Due 8/1/14 (A) ........................          1,465

  3,180            North Carolina Medical Care
                   Community Health Care Facility
                   Lutheran Services for Aging
                   1.60% Due 3/1/28 (A) ........................          3,180

                   OHIO (5.1%)
    505            Clermont County Ohio Economic
                   Development Revenue
                   (John Q. Hammons Project)
                   1.85% Due 5/1/12 (A) ........................            505

  2,390            Lakewood Ohio Hospital Revenue
                   (Hospital Improvement
                   Series 1983)
                   1.81% Due 11/1/10 (A) .......................          2,390

  1,300            Shaker Heights Ohio
                   Shaker Towne Centre
                   Community Development
                   2.25% Due 7/10/03 ...........................          1,305

    470            Stark County Ohio Health Care
                   Facilities (Canton Christian
                   Home) Project Series 90
                   1.55% Due 9/15/16 (A) .......................            470

  1,640            Stark County Ohio Health Care
                   Facilities (Canton Christian
                   Home) Series 90
                   1.60% Due 9/1/15 (A) ........................          1,640

    200            Stark County Ohio Industrial
                   Development Revenue (Belpar
                   Professional Building)
                   1.65% Due 10/1/04 (A) .......................            200











Page 26                  See notes to financial statements



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                               VALUE
(000'S)                  SECURITY                                   (000'S)
-------                  --------                                   -------

                       TAX FREE MONEY MARKET (CONTINUED)

 $1,800        Stark County Ohio Industrial
               Development Revenue
               (Newmarket Packing Ltd.)
               1.85% Due 11/1/14 (A) ...........................         $1,800

               OKLAHOMA (2.2%)
  3,600        Tulsa Oklahoma Authority Revenue
               Tulsa County Housing Fund Inc.
               1.73% Due 10/1/32 (A) ...........................          3,600

               OREGON (0.6%)
  1,000        Oregon State Tax
               Anticipation Notes
               3.25% Due 5/1/03 ................................          1,004

               PENNSYLVANIA (5.4%)
    600        Allegheny County Pennsylvania
               Higher Education Building
               Authority-- Thiel College - B
               1.65% Due 11/15/29 (A) ..........................            600

  1,445        Allegheny County Pennsylvania
               Industrial Development
               Authority Revenue Jewish
               Home & Hospital Ser-B
               1.65% Due 10/1/26 (A) ...........................          1,445

  4,000        Allegheny County Pennsylvania
               Refunding Series C-50
               2.05% Due 5/1/27 (A) ............................          4,000

  1,500        Pennsylvania State Higher
               Education Facilities Authority
               St. Francis College Project
               1.65% Due 11/1/23 (A) ...........................          1,500

  1,115        South Fork Municipal Authority
               Hospital Lee Hospital
               Project Series B
               1.70% Due 7/1/23 (A) ............................          1,115

               TENNESSEE (1.6%)
  2,000        Franklin County Tennessee Health
               & Educational Facilities Revenue
               (University of the South Sewanee)
               1.40% Due 9/1/10 (A) ............................          2,000

    575        Metropolitan Government of
               Nashville & Davidson County
               Tennessee Health & Education
               Board Revenue -
               Franklin Road Academy
               1.55% Due 7/1/21 (A) ............................            575

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)                  SECURITY                                     (000'S)

                        TAX FREE MONEY MARKET (CONTINUED)

                   TEXAS (1.3%)
 $2,090            Gulf Coast Waste Disposal
                   Authority Texas Revenues -
                   Armco Inc. Project
                   1.65% Due 12/1/08 (A) .......................         $2,090

                   VERMONT (1.5%)
  1,030            Vermont Educational & Health
                   Buildings Financing
                   Agency Revenues
                   1.65% Due 8/1/05 (A) ........................          1,030

    780            Vermont Educational and
                   Health Buildings Finance
                   Agency Hospital Revenue
                   Bonds Northeastern
                   Vermont Regional Hospital
                   1.55% Due 10/1/25 (A) .......................            780

    545            Vermont Industrial Development
                   Authority Hydroelectric
                   Revenue Bond Central
                   Vermont Public Services Corp.
                   1.35% Due 12/1/13 (A) .......................            545

                   WASHINGTON (5.2%)
    300            Washington State Housing Finance
                   Commission - Panorama City
                   Project Series 1997
                   1.85% Due 1/1/27 (A) ........................            300

    100            Washington State Housing Finance
                   Commission Nonprofit Housing
                   Revenue (Emerald Heights)
                   1.75% Due 1/1/21 (A) ........................            100

  2,315            Washington State Housing Finance
                   Commission Nonprofit Housing
                   Revenue Christian Ministries B
                   1.60% Due 7/1/11 (A) ........................          2,315

  3,200            Washington State Housing
                   Finance Commission Nonprofit
                   Housing Revenue Rockwood
                   Retirement Communities
                   1.85% Due 1/1/34 (A) ........................          3,200

  1,025            Washington State Housing
                   Finance Commission Nonprofit
                   Housing Revenue Tacoma
                   Art Museum Project
                   1.70% Due 6/1/32 (A) ........................          1,025


              See notes to financial statements                          Page 27





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002

PRINCIPAL
AMOUNT                                                                 VALUE
(000'S)                        SECURITY                               (000'S)
-------                        --------                               -------

                       TAX FREE MONEY MARKET (CONTINUED)

 $1,400          Washington State Housing
                 Finance Commission Spokane
                 United Methodist Homes
                 Program -A
                 1.85% Due 1/1/30 (A) ..........................         $1,400

                 WEST VIRGINIA (0.4%)
    700          Putnam County West Virginia
                 Industrial Development
                 Revenue FMC Corp. Project
                 1.45% Due 10/1/11 (A) .........................            700


                 WISCONSIN (5.4%)
    850          Bruce Wisconsin School District
                 2.03% Due 7/25/03 .............................            851

  1,200          Wisconsin State Health &
                 Education Facilities Authority
                 Revenue Alverno College Project
                 1.85% Due 11/1/17 (A) .........................          1,200


  5,500          Wisconsin State Health &
                 Education Facilities Authority
                 Revenue Gundersen Lutheran
                 Series A
                 1.85% Due 12/1/15 (A) .........................          5,500

1,000            Wisconsin State Health &
                 Educational Facilities Authority
                 Revenue Oakwood Series B
                 1.65% Due 8/15/30 (A) .........................          1,000

    250          Wisconsin State Health &
                 Educational Facilities
                 Authority Revenue Meriter
                 Hospital Inc. Project
                 1.85% Due 12/1/32 (A) .........................            250

                 WYOMING (1.5%)
  1,500          Campbell County Wyoming
                 School District No. 001
                 Gillette General Fund-Tax
                 Anticipation Warrants
                 2.50% Due 6/26/03 .............................          1,503

    845          Cheyenne County Wyoming
                 Revenue Refunding (Holiday Inn)
                 1.70% Due 10/1/10 (A) .........................            845

                 MULTI STATE (4.9%)
  6,300          GAF Tax Exempt Bond
                 Grantor Trust Series A
                 1.95% Due 4/1/08 (A)(B) .......................          6,300

PRINCIPAL
AMOUNT                                                                 VALUE
(000'S)                    SECURITY                                   (000'S)

                       TAX FREE MONEY MARKET (CONTINUED)

   $730        Greystone Municipal Lease
               Certificates Series A
               1.69% Due 7/1/05 (A)(C) .........................           $730

    300        Greystone Tax Exempt Certificate
               Trust 1 Series Certificates of
               Beneficial Ownership
               1.75% Due 5/1/28 (A)(D) .........................            300

    665        McDonald Tax-Exempt Mortgage Trust#
               2.10% Due 1/15/09 (A)(E) ........................            666
                                                                      ---------


               TOTAL INVESTMENTS (106.4%)
               (Cost $172,291) .................................        172,291

               LIABILITIES IN EXCESS OF
               OTHER ASSETS (-6.4%) ............................        (10,351)
                                                                      ---------

               TOTAL NET ASSETS (100.0%) .......................       $161,940
                                                                      ---------



(A) Interest rate subject to change approximately every 1 to 397 days.
    Principal payable on demand at periodic intervals at the fund's option.

(B) IN - 36%, TN- 64%.
(C) AL - 1.6%, CA - 9.5%, CO - 0.2%, CT - 0.2%,
FL - 5.0%, GA - 5.1%, IL - 1.3%, IN - 6.9%,
KS - 0.1%, KY - 2.6%, MA - 0.9%, ME - 5.5%,
MI - 7.5%, MN - 0.9%, NH - 3.9%, NJ - 17.3%,
NY - 7.6%, OH - 3.8% OK - 0.2%, PA - 7.2%,
SC -5.7%, TX - 6.5%, VA - 0.5%.
(D) AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%,
TN - 34.0%, VA - 16.0%.
(E) MI - 15%, OH - 70%, PA - 15%.





Page 28                     See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2002




                       TAX FREE MONEY MARKET (CONTINUED)



                         WPG TAX FREE MONEY MARKET FUND
                         INDUSTRY CONCENTRATIONS
% OF NET                                                                VALUE
ASSETS                                                                  000'S
------                                                                  -----
   20.6%         Industrial Revenue Bond ...................          $  33,291
   17.9%         Health Care ...............................             29,055
   12.0%         Cashflow Notes ............................             19,460
   11.6%         Not-for-Profit ............................             18,750
   11.4%         Multifamily Housing .......................             18,510
    8.3%         Education .................................             13,395
    5.0%         Asset Backed ..............................              7,996
    4.7%         General Obligations .......................              7,661
    3.7%         Special Tax ...............................              6,000
    2.8%         Nursing Home ..............................              4,600
    2.8%         Annual Appropriation ......................              4,520
    2.6%         Bond Anticipation Notes ...................              4,203
    2.4%         Investor Owned Utility ....................              3,845
    0.6%         Student Loans .............................              1,005
  -----                                                               ---------
  106.4%         Total Investments .........................            172,291

                 Liabilities in Excess of
   (6.4%)        Other Assets ..............................            (10,351)
  -----                                                               ---------
  100.0%         Total Net Assets ..........................          $ 161,940
  =====                                                               =========







                    See notes to financial statements                    Page 29





WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2002

                                                               LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                       TUDOR      GROWTH      EQUITY
----------------------------------------------------------     ---------  ------------

   ASSETS
Investments at value # .........................   $ 45,354    $ 41,507    $ 15,149
Investments in Repurchase Agreements, at value #      2,555           0           0
Cash ...........................................          0           0           3
Receivable for investment securities sold ......      1,410       2,422          19
Receivable for Fund shares sold ................        248           0           0
Dividends and interest receivable ..............          8          15          23
Other assets ...................................          4           3           1
                                                   --------    --------    --------
                                                     49,579      43,947      15,195
                                                   --------    --------    --------

   LIABILITIES
Distributions payable ..........................          0           0           0
Cash overdraft .................................          3         354           0
Payable for investment securities purchased ....        931           0           0
Payable for Fund shares redeemed ...............        837          97           0
Accrued investment advisory fee payable - Note 5         38          31          10
Accrued administration fee payable - Note 5 ....          6           5           1
Accrued expenses ...............................         59          48          39
                                                   --------    --------    --------
                                                      1,874         535          50
                                                   --------    --------    --------
   NET ASSETS ..................................     47,705      43,412      15,145
                                                   ========    ========    ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ..........      1,415       2,266           6
Paid-in surplus ................................     61,946      47,187      20,423
Distributions in excess of net investment income          0           0         (68)
Accumulated net realized losses on investments .    (17,217)     (4,286)     (3,167)
Net unrealized appreciation/(depreciation) on
   investments .................................      1,561      (1,755)     (2,049)
                                                   --------    --------    --------
NET ASSETS APPLIED TO OUTSTANDING SHARES .......     47,705      43,412      15,145
                                                   ========    ========    ========
CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ............................      4,246       2,266       5,518
                                                   ========    ========    ========
Par Value ......................................    $.331/3    $   1.00    $  0.001
                                                   ========    ========    ========
Net asset value per share ......................    $ 11.24    $  19.16    $   2.74
                                                   ========    ========    ========

# INVESTMENTS AT COST ..........................     46,348      43,262      17,198
                                                   ========    ========    ========

UNREALIZED APPRECIATION/(DEPRECIATION):
Gross appreciation .............................      7,163       3,455         761
Gross depreciation .............................     (5,602)     (5,210)     (2,810)
                                                   --------    --------    --------
NET UNREALIZED APPRECIATION/(DEPRECIATION) .....      1,561      (1,755)     (2,049)
                                                   ========    ========    ========












Page 30                      See notes to financial statements






               INTERMEDIATE
                MUNICIPAL      GOVERNMENT      TAX FREE
CORE BOND          BOND       MONEY MARKET    MONEY MARKET
---------          ----       ------------    ------------


$ 129,567       $  20,193       $ 102,251       $ 172,291
    5,206               0          18,895               0
        0               0               0              50
    5,184               0               0               0
      336               0          10,160           1,053
      637             333               1             495
        7               1              10              12
---------       ---------       ---------       ---------
  140,937          20,527         131,317         173,901
---------       ---------       ---------       ---------


       70              29               0               1
        7               1               0               0
   35,475               0               0           9,834
       53              21           2,299           2,005
       20               4              57              68
        0               0               2               4
       51              25              83              49
---------       ---------       ---------       ---------
   35,676              80           2,441          11,961
---------       ---------       ---------       ---------
  105,261          20,447         128,876         161,940
=========       =========       =========       =========


       10               2             129             162
  129,572          19,344         130,288         161,802
      (37)            (25)              0               0
  (27,091)              0          (1,541)            (24)
    2,807           1,126               0               0
---------       ---------       ---------       ---------
  105,261          20,447         128,876         161,940
=========       =========       =========       =========


   10,081           1,891         128,692         161,965
=========       =========       =========       =========
$   0.001       $   0.001       $   0.001       $   0.001
=========       =========       =========       =========
$   10.44       $   10.81       $    1.00       $    1.00
=========       =========       =========       =========

  131,966          19,067         121,146         172,291
=========       =========       =========       =========


    2,863           1,127               0               0
      (56)             (1)              0               0
---------       ---------       ---------       ---------
    2,807           1,126               0               0
=========       =========       =========       =========












                  See notes to financial statements                      Page 31





WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR YEAR ENDED DECEMBER 31, 2002

                                                                  LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                           TUDOR     GROWTH       EQUITY
---------------------------------------------------------------   ---------  ------------
INVESTMENT INCOME:
Dividends .........................................   $    190    $    450    $    283
Interest ..........................................         50          43           0
Income from securities loaned - Note 3 ............         13           0           0
Class action litigation settlement proceeds .......        149           0           0
Other .............................................          0           1           1
                                                      --------    --------    --------
                                                           402         494         284
                                                      --------    --------    --------
EXPENSES:
Investment advisory fee - Note 5 ..................        500         450         136
Transfer agent fees and expenses ..................        121          82          41
Administration fees - Note 5 ......................         69          64          13
Custodian fees and expenses - Note 7 ..............         18          14           6
Fund accounting fees and expenses .................         26          27          16
Professional fees .................................         56          48          44
Trustees' fees and expenses .......................         17          17          16
Registration fees .................................         20          19          17
Shareholders' reports .............................          9           8           6
Other expenses ....................................         17          21           9
                                                      --------    --------    --------
                                                           853         750         304
Less fees waived by adviser .......................          0           0           0
Less expenses paid indirectly - Note 7 ............         (1)         (1)         (1)
                                                      --------    --------    --------
                                                           852         749         303
                                                      --------    --------    --------
NET INVESTMENT INCOME/(LOSS) ......................       (450)       (255)        (19)
                                                      --------    --------    --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments .........    (12,152)     (3,508)     (2,407)
  Net change in unrealized appreciation/
    (depreciation) on investments .................     (5,566)    (15,143)     (1,770)
                                                      --------    --------    --------
NET GAIN/(LOSS) ON INVESTMENTS ....................    (17,718)    (18,651)     (4,177)
                                                      --------    --------    --------

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......................    (18,168)    (18,906)     (4,196)
                                                      ========    ========    ========























Page 32                           See notes to financial statements



                                  INTERMEDIATE       GOVERNMENT        TAX FREE
                                   MUNICIPAL           MONEY             MONEY
                CORE BOND            BOND              MARKET            MARKET
                ---------            ----              ------            ------


                $       0          $      0          $      0          $      0
                    4,881               943             4,421             3,487
                        5                 0                 0                 0
                        0                 0                 0                 0
                        0                 0                 0                 0
                ---------          --------          --------          --------
                    4,886               943             4,421             3,487
                ---------          --------          --------          --------

                      649                99             1,165             1,018
                       42                36               259                63
                        0                 0                34                61
                       31                 4                28                29
                       53                19                95                88
                       65                28                85                72
                       19                16                22                21
                       16                16                19                27
                        6                 5                10                 7
                       21                10                42                25
                ---------          --------          --------          --------
                      902               233             1,759             1,411
                     (359)              (64)                0                 0
                       (3)                0                (6)               (2)
                ---------          --------          --------          --------
                      540               169             1,753             1,409
                ---------          --------          --------          --------
                    4,346               774             2,668             2,078
                ---------          --------          --------          --------


                    4,858               311                 3                (5)

                    1,868               759                 0                 0
                ---------          --------          --------          --------
                    6,726             1,070                 3                (5)
                ---------          --------          --------          --------


                   11,072             1,844             2,671             2,073
                =========          ========          ========          ========























                     See notes to financial statements                   Page 33





WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                      LARGE CAP                QUANTITATIVE
                                                                TUDOR                   GROWTH                    EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$ IN THOUSANDS                                          2002          2001          2002         2001        2002         2001

OPERATIONS:
Net investment income/(loss) ......................   ($    450)   $      81    ($    255)   ($     98)   ($     19)   ($     74)
Net realized gain/(loss) on investments ...........     (12,152)      (5,468)      (3,508)        (827)      (2,407)        (636)
Change in unrealized
  appreciation/(depreciation)
  on investments ..................................      (5,566)      (8,289)     (15,143)     (20,799)      (1,770)      (1,777)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE/(DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS .................................     (18,168)     (13,676)     (18,906)     (21,724)      (4,196)      (2,487)
                                                      ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ........................           0            0            0            0            0            0
From realized gains ...............................           0       (2,158)           0         (766)           0            0
                                                      ---------    ---------    ---------    ---------    ---------    ---------
NET DECREASE DUE TO
  DISTRIBUTIONS ...................................           0       (2,158)           0         (766)           0            0
                                                      ---------    ---------    ---------    ---------    ---------    ---------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
RECEIVED ON ISSUANCE:
  Shares sold .....................................      18,801       17,011        3,459        3,359        1,095          924
  Distributions reinvested ........................           0        1,953            0          643            0            0
  Shares redeemed .................................     (24,252)     (26,224)     (16,072)     (15,928)      (4,141)      (5,874)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE/(DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS ......................      (5,451)      (7,260)     (12,613)     (11,926)      (3,046)      (4,950)
                                                      ---------    ---------    ---------    ---------    ---------    ---------

TOTAL INCREASE/(DECREASE)
  IN NET ASSETS ...................................     (23,619)     (23,094)     (31,519)     (34,416)      (7,242)      (7,437)

NET ASSETS:
Beginning of year .................................      71,324       94,418       74,931      109,347       22,387       29,824
                                                      ---------    ---------    ---------    ---------    ---------    ---------
End of year* ......................................      47,705       71,324       43,412       74,931       15,145       22,387
                                                      =========    =========    =========    =========    =========    =========

*Includes distributions in excess of
  net investment income ...........................   $       0    $       0    $       0    $       0    ($     68)   ($     68)
                                                      =========    =========    =========    =========    =========    =========

Transactions in shares of the funds (in thousands):
  Sold ............................................       1,557        1,079          151          117          355          262
  Reinvestment of distributions ...................           0          130            0           24            0            0
  Redeemed ........................................      (1,999)      (1,651)        (718)        (563)      (1,258)      (1,576)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) ...........................        (442)        (442)        (567)        (422)        (903)      (1,314)
                                                      =========    =========    =========    =========    =========    =========









Page 34                                            See notes to financial statements




                                       INTERMEDIATE
              CORE                       MUNICIPAL                    GOVERNMENT                    TAX FREE
              BOND                         BOND                      MONEY MARKET                 MONEY MARKET

      2002          2001          2002           2001           2002           2001            2002           2001


$     4,346    $     6,198    $       774    $       778    $     2,668    $    14,678    $     2,078    $     5,880
      4,858          5,918            311            177              3            470             (5)            (4)


      1,868           (695)           759           (189)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     11,072         11,421          1,844            766          2,671         15,148          2,073          5,876
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (4,346)        (6,199)          (774)          (778)        (2,668)       (14,678)        (2,078)        (5,881)
          0              0           (303)          (102)             0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (4,346)        (6,199)        (1,077)          (880)        (2,668)       (14,678)        (2,078)        (5,881)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




     18,135         21,970          4,636          5,079      4,746,181      3,616,844      1,438,355      1,097,432
      3,396          4,964            669            503          2,528         14,463          2,032          5,803
    (46,793)       (22,906)        (4,692)        (3,342)    (5,011,689)    (3,615,603)    (1,484,346)    (1,106,237)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (25,262)         4,028            613          2,240       (262,980)        15,704        (43,959)        (3,002)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (18,536)         9,250          1,380          2,126       (262,977)        16,174        (43,964)        (3,007)


    123,797        114,547         19,067         16,941        391,853        375,679        205,904        208,911
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    105,261        123,797         20,447         19,067        128,876        391,853        161,940        205,904


($       37)   ($       20)   ($       25)   ($       28)   $         0    $         0    $         0    ($        1)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


      1,744          2,323            429            484      4,746,181      3,616,844      1,438,355      1,097,432
        376            475             66             44          2,528         14,463          2,032          5,803
     (4,669)        (2,357)          (437)          (317)    (5,011,689)    (3,615,602)    (1,484,346)    (1,106,237)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     (2,549)           441             58            211       (262,980)        15,705        (43,959)        (3,002)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========








                                 See notes to financial statements                                         Page 35



WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization
     The following are open-end management investment companies (the "Funds") registered under the Investment Company Act of 1940 (the "Act"):

     WPG Tudor Fund ("Tudor")
     WPG Large Cap Growth Fund ("Large Cap Growth")
     Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
          WPG Quantitative Equity Fund ("Quantitative Equity")
          WPG Core Bond Fund ("Core Bond")
          WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
          WPG Tax Free Money Market Fund ("Tax Free Money Market")

     Each fund is diversified.

     Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation
     COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

     MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Fund's investments.

     SHORT TERM SECURITIES (OTHER THAN THE MONEY MARKET FUND) - Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

     FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

     OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Board of Trustees.

Securities Transactions and Investment Income
     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

Federal Income Taxes
     The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax provision is required. As of December 31, 2002, the following Funds had capital loss carryforwards to offset future capital gain net income:

(IN THOUSANDS)
                                                        YEAR OF EXPIRATION
                                                        ------------------
FUND                             2003     2004      2005     2006    2007     2008   2009     2010
----                             ----     ----      ----     ----    ----     ----   ----     ----
Tudor                              0        0        0        0        0        0    5,160    8,956
Large Cap Growth                   0        0        0        0        0        0      329    2,170
Quantitative Equity                0        0        0        0        0        0      238    2,380
Core Bond                     20,113      753        0        0    6,170        0        0        0
Intermediate Municipal Bond        0        0        0        0        0        0        0        0
Government Money Market        1,541        0        0        0        0        0        0        0
Tax Free Money Market              1        3        4        1        5        0        5        5


     In addition, Tudor, Large Cap Growth and Quantitative Equity generated post-October 31, 2002, net capital losses of $3,050,875, $1,344,797 and $361,528, respectively, which, if unused, will expire on December 31, 2011.

     At December 31, 2002 the components of accumulated earnings on a tax basis were as follows:

(IN THOUSANDS)                DISTRIBUTIONS       ACCUMULATED          NET UNREALIZED
                               IN EXCESS OF      NET REALIZED           APPRECIATION
                              NET INVESTMENT      LOSSES ON            (DEPRECIATION)
FUND                             INCOME          INVESTMENTS           ON INVESTMENTS
----                             ------          -----------           --------------
Tudor                               0              (14,115)               1,510
Large Cap Growth                    0               (2,499)              (2,197)
Quantitative Equity                 0               (2,618)              (2,236)
Core Bond                           0              (27,036)               2,751
Intermediate Municipal Bond         0                    0                1,126
Government Money Market             0               (1,541)                   0
Tax-Free Money Market               0                  (24)                   0


     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and post-October losses.

     At December 31, 2002, the cost of investments for federal income tax purposes is as follows:

(IN THOUSANDS)                                                                    NET
                                   COST OF         GROSS          GROSS       APPRECIATION
FUND                             INVESTMENTS    APPRECIATION  (DEPRECIATION) (DEPRECIATION)
----                             -----------    ------------  -----------------------------
Tudor                              46,399          7,112         (5,602)          1,510
Large Cap Growth                   43,704          3,190         (5,387)         (2,197)
Quantitative Equity                17,385            696         (2,932)         (2,236)
Core Bond                         132,022          2,807            (56)          2,751
Intermediate Municipal Bond        19,067          1,127             (1)          1,126
Government Money Market           121,146              0              0               0
Tax-Free Money Market             172,291              0              0               0

WEISS, PECK & GREER MUTUAL FUNDS

Reclassification of capital accounts
------------------------------------
     On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) distributions in excess of net investment income, distributions in excess of net realized gains on investments and currencies and paid-in surplus for the Funds as follows:

    (IN THOUSANDS)               DISTRIBUTIONS IN      ACCUMULATED
                                   EXCESS OF NET       NET REALIZED         PAID IN
    FUND                        INVESTMENT INCOME  LOSSES ON INVESTMENTS     SURPLUS
    ----                        -----------------  ---------------------     -------
    Tudor                               450               151                 (601)
    Large Cap Growth                    255                 0                 (255)
    Quantitative Equity                  19                 1                  (20)
    Core Bond                           (17)            3,158               (3,141)
    Intermediate Municipal Bond           3                (3)                   0
    Government Money Market               0                 0                    0
    Tax-Free Money Market                 1                (1)                   0


     The primary permanent differences causing such reclassifications are due to currency gains and losses, the expiration of net operating losses and litigation income. The reclassifications have no impact on the net assets of the respective Funds.

Distributions to shareholders
-----------------------------
     DIVIDENDS FROM NET INVESTMENT INCOME - Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for Tudor, Quantitative Equity, and Large Cap Growth Funds. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

     DISTRIBUTIONS FROM NET REALIZED GAINS - Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

     The character of distributions for each Funds' fiscal years ended December 31, 2002 and December 31, 2001 is as follows:

              (IN THOUSANDS)         ORDINARY (A)          CAPITAL GAIN (B)        EXEMPT-INTEREST
      FUND                         2002       2001         2002       2001         2002        2001
      ----                         ----       ----         ----       ----         ----        ----
      Tudor                          0         799           0       1,948           0           0
      Large Cap Growth               0         765           0           0           0           0
      Quantitative Equity            0           0           0           0           0           0
      Core Bond                  4,327       6,179           0           0           0           0
      Intermediate
      Municipal Bond                77           1         229         102         771         777
      Government Money Market    2,667      14,678           0           0           0           0
      Tax-Free Money Market          0           0           0           0       2,078       5,881


     Notes: (a) Includes distributions from Funds' level net short-term capital gains. (b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

Repurchase Agreements (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)
     It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Futures (TUDOR, QUANTITATIVE EQUITY, CORE BOND)
     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a

WEISS, PECK & GREER MUTUAL FUNDS

     "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At December 31, 2002, the Funds did not hold any futures.

Options Writing (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)
     A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees. At December 31, 2002, the Funds did not have any written options outstanding.

Foreign Securities (TUDOR, LARGE CAP GROWTH)
     Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

Forward Currency Contracts (TUDOR, LARGE CAP GROWTH,)
     A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At December 31, 2002, the Funds did not hold any foreign currency contracts.

Foreign Currency Transactions (TUDOR, LARGE CAP GROWTH)
     The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

Use of Estimates
     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

WEISS, PECK & GREER MUTUAL FUNDS

2- SECURITIES TRANSACTIONS
     For the year ended December 31, 2002, sales proceeds, cost of securities purchased, (other than short-term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:

                                        PROCEEDS        COST OF                         COMMISSIONS
                                     OF SECURITIES      SECURITIES        TOTAL         RECEIVED BY
                                          SOLD          PURCHASED      COMMISSIONS           WPG
                                        (000'S)          (000'S)          (000'S)          (000'S)
                                        -------          -------          -------          -------
     Tudor                             $ 62,407        $ 56,588        $    322        $     25
     Large Cap Growth                    75,541          61,886             253             156
     Quantitative Equity                 16,540          13,603              37              18
     Core Bond                          507,121         485,783               0               0
     Intermediate Municipal Bond          8,590           9,548               0               0


3- SECURITIES LENDING (TUDOR, CORE BOND)
     At December 31, 2002, the Tudor Fund loaned securities valued at $3,196,840. For collateral the Tudor Fund received a letter of credit from Danske Bank in an amount equal to $3,700,000. At December 31, 2002, the Core Bond Fund loaned securities valued at $12,822,988. For collateral, the Core Bond Fund received a U.S. Treasury Note 5.500% Due 8/15/28 with fair value of $13,419,125. For the year ended December 31, 2002, the Tudor Fund and the Core Bond Fund earned $12,587 and $5,034 in securities lending fees, net of custodian expenses, respectively.

4- FORWARD COMMITMENT SALES (CORE BOND)
     The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown scheduled for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:

      Tudor .90% of net assets up to $300 million .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

      Large Cap Growth                   .75% of net assets

      Quantitative Equity                .75% of net assets

      Core Bond                          .60% of net assets up to $300 million
                                         .55% of net assets $300 million to $500
                                         million .50% of net assets in excess of
                                         $500 million

       Intermediate Municipal Bond       .00% while net assets under $17 million
                                         .50% while net assets in excess of $17
                                         million

      Government Money Market            .50% of net assets up to $500 million
                  &                      .45% of net assets $500 million
                                         to $1 billion
      Tax Free Money Market              .40% of net assets $1 billion to
                                         $1.5 billion .35% of net assets
                                         in excess of $1.5 billion

WEISS, PECK & GREER MUTUAL FUNDS

     Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2002 through April 30, 2002 WPG was entitled to receive the following fees based upon a percentage of average daily net assets:
     Tudor 0.10%, Large Cap Growth 0.09%, Quantitative Equity 0.07%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.01%, and Tax Free Money Market 0.03%. As of May 1, 2002, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.14%, Large Cap Growth 0.12%, Government Money Market 0.02%. The fee for all of the other Funds remained the same.

6- DISTRIBUTION PLAN (CORE BOND)
     The Trust has adopted a plan of Distribution (the "Plan") under Section 12
     (b) of the 1940 Act and Rule 12b-1 there-under. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

     For the year ended December 31, 2002, expenses incurred under the Plan were $0.

     Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

7- CUSTODIAN FEES
     Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended December 31, 2002 the Funds' custodian fees and related offset were as follows:

                                      CUSTODIAN                OFFSET
                                         FEE                   CREDIT
                                         ---                   ------
           Tudor                       $17,874                  $606
           Large Cap Growth             14,352                   654
           Quantitative Equity           6,300                   637
           Core Bond                    30,836                 2,796
           Municipal Bond                3,864                   475
           Government Money Market      28,385                 5,628
           Tax Free Money Market        28,637                 2,268


     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.


WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS                                                                              (FOR THE YEARS ENDED DECEMBER 31)

               $ PER SHARE                                                                                                  RATIOS

                                                                                                                  RATIO OF
                                       TOTAL                                                                         NET
                              NET     INCOME/   DIVI-   DISTRI-                                                   INVESTMENT
                           REALIZED   (LOSS)    DENDS   BUTIONS                                  NET     RATIO OF  INCOME
         NET        NET       AND      FROM     FROM     FROM                 NET               ASSETS   EXPENSES  (LOSS)
        ASSET      INVEST- UNREALIZED INVEST-    NET      NET                ASSET                AT        TO       TO       PORT-
       VALUE AT     MENT   GAINS OR    MENT     MENT    REALIZED   TOTAL    VALUE AT            END OF   AVERAGE   AVERAGE    FOLIO
       BEGINNING   INCOME (LOSSES)ON   OPERA-  INVEST-  CAPITAL   DISTRI-    END OF    TOTAL     YEAR      NET      NET     TURNOVER
        OF YEAR    (LOSS) INVESTMENTS  TIONS   INCOME    GAINS    BUTIONS     YEAR     RETURN  ($000'S)   ASSETS   ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------
TUDOR
2002     $15.21    $ 0.00  ($3.97)    ($3.97)   $ 0.00   $ 0.00     $0.00    $11.24   (26.10%)  $47,705    1.54%    (0.81%)   105.6%
2001      18.41      0.00   (2.73)     (2.73)     0.00    (0.47)    (0.47)    15.21   (14.78)    71,324    1.38      0.11     128.1
2000      22.91      0.00   (1.50)     (1.50)     0.00    (3.00)    (3.00)    18.41    (5.20)    94,418    1.28     (0.22)     84.0
1999      15.74      0.00    9.88       9.88      0.00    (2.71)    (2.71)    22.91    63.26    108,780    1.37     (0.37)    139.4
1998      21.90     (0.02)  (4.86)     (4.88)     0.00    (1.28)    (1.28)    15.74   (22.01)    86,817    1.28     (0.22)    143.6

LARGE CAP GROWTH
2002      26.46      0.00   (7.30)     (7.30)     0.00     0.00      0.00     19.16   (27.59)    43,412    1.25     (0.42)    107.9
2001      33.60     (0.01)  (6.86)     (6.87)     0.00    (0.27)    (0.27)    26.46   (20.45)    74,931    1.14     (0.11)     56.4
2000      39.88      0.01   (0.94)     (0.93)     0.00    (5.35)    (5.35)    33.60    (1.68)   109,347    1.01     (0.03)     78.2
1999      40.64      0.14    4.91       5.05     (0.16)   (5.65)    (5.81)    39.88    12.68    145,734    1.03      0.40      68.1
1998      35.11      0.26    9.38       9.64     (0.26)   (3.85)    (4.11)    40.64    27.51    160,698    1.04      0.71      64.6

QUANTITATIVE EQUITY
2002       3.49      0.00   (0.75)     (0.75)     0.00     0.00      0.00      2.74   (21.49)    15,145    1.67     (0.10)     74.7
2001       3.86      0.00   (0.37)     (0.37)     0.00     0.00      0.00      3.49    (9.59)    22,387    1.41     (0.30)     91.5
2000       5.23      0.00   (0.42)     (0.42)    (0.01)   (0.94)    (0.95)     3.86    (7.32)    29,824    1.23      0.02     106.6
1999       5.79      0.02    0.73       0.75     (0.03)   (1.28)    (1.31)     5.23    13.90     76,452    1.08      0.24      95.6
1998       5.84      0.05    1.46       1.51     (0.06)   (1.50)    (1.56)     5.79    26.71     73,884    1.06      0.49      89.4











Page 42                                                    See notes to financial statements.





WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS                                                                              (FOR THE YEARS ENDED DECEMBER 31)

               $ PER SHARE                                                                                                  RATIOS

                                                                                                                  RATIO OF
                                       TOTAL                                                                         NET
                              NET     INCOME/   DIVI-   DISTRI-                                                   INVESTMENT
                           REALIZED   (LOSS)    DENDS   BUTIONS                                  NET     RATIO OF  INCOME
         NET        NET       AND      FROM     FROM     FROM                 NET               ASSETS   EXPENSES  (LOSS)
        ASSET      INVEST- UNREALIZED INVEST-    NET      NET                ASSET                AT        TO       TO       PORT-
       VALUE AT     MENT   GAINS OR    MENT     MENT    REALIZED   TOTAL    VALUE AT            END OF   AVERAGE   AVERAGE    FOLIO
       BEGINNING   INCOME (LOSSES)ON   OPERA-  INVEST-  CAPITAL   DISTRI-    END OF    TOTAL     YEAR      NET      NET     TURNOVER
        OF YEAR    (LOSS) INVESTMENTS  TIONS   INCOME    GAINS    BUTIONS     YEAR     RETURN  ($000'S)   ASSETS   ASSETS     RATE
------------------------------------------------------------------------------------------------------------------------------------

CORE BOND
2002      $9.80     $0.40   $0.64      $1.04    ($0.40)   $0.00    ($0.40)   $10.44    10.87%  $105,261    0.50%     4.02%    539.2%
2001       9.40      0.49    0.40       0.89     (0.49)    0.00     (0.49)     9.80     9.64    123,797    0.50      5.04     431.5
2000       9.07      0.60    0.33       0.93     (0.60)    0.00     (0.60)     9.40    10.66    114,547    0.50      6.58     509.0
1999       9.64      0.56   (0.57)     (0.01)    (0.56)    0.00     (0.56)     9.07    (0.12)   137,487    0.50      5.98     531.2
1998       9.34      0.54    0.30       0.84     (0.54)    0.00     (0.54)     9.64     9.26    139,463    0.50      5.71     684.9

INTERMEDIATE MUNICIPAL BOND
2002      10.40      0.42    0.57       0.99     (0.42)   (0.16)    (0.58)    10.81     9.70     20,447    0.85      3.90      43.5
2001      10.44      0.46    0.00       0.46     (0.44)   (0.06)    (0.50)    10.40     4.42     19,067    0.84      4.18      34.6
2000      10.05      0.46    0.39       0.85     (0.46)    0.00     (0.46)    10.44     8.73     16,941    0.81      4.58      23.8
1999      10.55      0.44   (0.50)     (0.06)    (0.44)    0.00     (0.44)    10.05    (0.54)    20,210    0.85      4.32      83.2
1998      10.45      0.45    0.14       0.59     (0.47)   (0.02)    (0.49)    10.55     5.72     25,341    0.85      4.23      45.7

GOVERNMENT MONEY MARKET
2002       1.00      0.01    0.00       0.01     (0.01)    0.00     (0.01)     1.00     1.07    128,876    0.75      1.15      N/A
2001       1.00      0.04    0.00       0.04     (0.04)    0.00     (0.04)     1.00     3.61    391,853    0.69      3.57      N/A
2000       1.00      0.06    0.00       0.06     (0.06)    0.00     (0.06)     1.00     5.74    375,679    0.68      5.59      N/A
1999       1.00      0.04    0.00       0.04     (0.04)    0.00     (0.04)     1.00     4.45    372,448    0.70      4.36      N/A
1998       1.00      0.05    0.00       0.05     (0.05)    0.00     (0.05)     1.00     4.80    428,443    0.73      4.62      N/A

TAX FREE MONEY MARKET
2002       1.00      0.01    0.00       0.01     (0.01)    0.00     (0.01)     1.00     1.02    161,940    0.69      1.02      N/A
2001       1.00      0.03    0.00       0.03     (0.03)    0.00     (0.03)     1.00     2.51    205,904    0.67      2.52      N/A
2000       1.00      0.04    0.00       0.04     (0.04)    0.00     (0.04)     1.00     3.71    208,911    0.70      3.67      N/A
1999       1.00      0.03    0.00       0.03     (0.03)    0.00     (0.03)     1.00     2.80    117,520    0.76      2.76      N/A
1998       1.00      0.03    0.00       0.03     (0.03)    0.00     (0.03)     1.00     3.05    131,268    0.75      3.01      N/A










Page 43                                                              See notes to financial statements.



WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS


     The Adviser agreed to cap certain Funds' operating expenses and not to impose its full fee for certain periods. This has resulted in a waiver of a portion of the Investment Advisory Fee for Core Bond and Intermediate Municipal Bond. The Adviser may not discontinue or modify this cap without the approval of the Funds' Trustees. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the net investment income/(loss) per share, ratio of expenses to average net assets and ratio of net income to average net assets would have been:
                                                                Ratio of Net
                                                    Ratio of      Investment
                                                    Expenses     Income (Loss)
                                                   to Average     to Average
                                                   Net Assets     Net Assets
         QUANTITATIVE EQUITY
                  2001                                1.42%         (0.31)%
                  2000                                1.24%          0.01%
                  1998                                1.07%          0.48%
         CORE BOND
                  2002                                0.83%          3.69%
                  2001                                0.81%          4.73%
                  2000                                0.79%          6.29%
                  1999                                0.81%          5.67%
                  1998                                0.89%          5.32%
         INTERMEDIATE MUNICIPAL BOND
                  2002                                1.17%          3.58%
                  2001                                1.15%          3.87%
                  2000                                1.04%          4.35%
                  1999                                1.08%          4.09%
                  1998                                1.06%          4.02%
         GOVERNMENT MONEY MARKET
                  2002                                0.76%          1.14%
         TAX FREE MONEY MARKET
                  1998                                0.76%          3.00%

     For the Tudor and Large Cap Growth Funds, custody fee earnings credit had an effect of less than 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1999 and 2002 for the Quantitative Equity Fund, in 1998, 1999, 2000 and 2001 for the Government Money Market Fund and 1999, 2000, 2001 and 2002 for the Tax Free Money Market Fund.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of:

      WPG TUDOR FUND
      WPG LARGE CAP GROWTH FUND
      WPG QUANTITATIVE EQUITY FUND
      WPG CORE BOND FUND
      WPG INTERMEDIATE MUNICIPAL BOND FUND
      WPG GOVERNMENT MONEY MARKET FUND
      WPG TAX FREE MONEY MARKET FUND

We have audited the accompanying statements of asset and liabilities of the WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund (the "Funds"), including the schedules of investments as of December 31, 2002 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                            KPMG LLP


February 7, 2003








                                                                         Page 45

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

WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - UNAUDITED

TRUSTEES
NAME, ADDRESS, DATE OF BIRTH
POSITION(S) HELD WITH                   PRINCIPAL
FUND AND LENGTH OF SERVICE              OCCUPATION(S)                                      OTHER DIRECTORSHIPS
AS A TRUSTEE                            PAST 5 YEARS                                       HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

ROGER J. WEISS                          Senior Managing                                    Trustee Fellow of Cornell University
One New York Plaza                      Director of WPG,                                   Member of Board of Overseers
New York, NY 10004                      Executive Vice President                           of Cornell Medical College
4/29/39                                 and Director of WPG                                Vice Chairman of Cornell University
Chairman of the Board and               Advisers, Inc.                                     Investment Committee
Trustee since 1988                                                                         Member of Cornell Law School
                                                                                           and Athletic Advisory Councils
                                                                                           Trustee of the Chess-in-the-Schools
                                                                                           Program
                                                                                           Member of the Board of
                                                                                           Gray Peak Technologies
-----------------------------------------------------------------------------------------------------------------------------------

RAYMOND R. HERRMANN, JR.                Chairman of the Board of                           Life Member of Board of Overseers
60 E. 42nd Street                       Sunbelt Beverage Corp.                             of Cornell Medical College
Suite 1915                              Former Vice Chairman and                           Director of Sky Ranch for Boys
New York, NY 10165                      Director McKesson Corp.
9/11/20
Trustee since 1970
-----------------------------------------------------------------------------------------------------------------------------------

ROBERT A. STRANIERE                     Member of New York State                           Director of various Reich and
182 Rose Avenue                         Assembly                                           Tang Funds
Staten Island, NY 10306                 Sole proprietor of Straniere
3/28/41                                 Law Firm
Trustee since 1992
-----------------------------------------------------------------------------------------------------------------------------------

WILLIAM B. ROSS                         Self-employed Financial Consultant
4044 N. Farwell Avenue
Shorewood, WI 53211
8/22/27
Trustee since 1972
-----------------------------------------------------------------------------------------------------------------------------------

LAWRENCE J. ISRAEL                      Private Investor                                   Member of Board of Governors
170 Broadway                                                                               of Touro Infirmary
Suite 249                                                                                  Member of Touro Foundation Board
New Orleans, LA 70018                                                                      Member of Board of Administrators
12/13/34                                                                                   and Executive Committee of
Trustee since 1990                                                                         Tulane University
                                                                                           Member of the Intercollegiate
                                                                                           Athletics Committee of the
                                                                                           Administrators of Tulane
                                                                                           Educational Fund
-----------------------------------------------------------------------------------------------------------------------------------

GRAHAM E. JONES                         Senior Vice President, BGK Realty Inc.             Trustee of various investment
330 Garfield Street                                                                        companies of Deutsche Asset
Santa Fe, NM 87501                                                                         Management
1/31/33                                                                                    Trustee various investment companies
                                                                                           Trustee since 1985 managed by Sun
                                                                                           Capital Advisors.

Page 46
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

                     WEISS, PECK & GREER INVESTMENTS [LOGO]


                     ONE NEW YORK PLAZA, NEW YORK, NY 10004

INDEPENDENT TRUSTEES AND MEMBERS           INVESTMENT ADVISER
OF AUDIT COMMITTEE                         Weiss, Peck & Greer, LLC
Raymond R. Herrmann, Jr.                   One New York Plaza
Lawrence J. Israel                         New York, NY  10004
Graham E. Jones
William B. Ross                            CUSTODIAN
Robert A. Straniere                        Boston Safe Deposit and Trust Company
                                           One Exchange Place
OFFICERS                                   Boston, MA 02109
ROGER J. WEISS
Chairman of the Board and Trustee -        DIVIDEND DISBURSING AND
all funds                                  TRANSFER AGENT
                                           PFPC Inc.
WALTER PRENDERGAST                         P.O. Box 60448
  President - WPG Tudor Fund               King of Prussia, PA  19406-0448

RONALD M. HOFFNER                          DISTRIBUTOR
  Executive Vice President and             PFPC Distributors, Inc.
  Treasurer - all funds                    760 Moore Road
                                           King of Prussia, PA 19406
JOSEPH J. REARDON
  Vice President and Secretary -           LEGAL COUNSEL
  all funds                                Hale and Dorr
                                           60 State Street
STEVEN M. PIRES                            Boston, MA  02109
  Assistant Vice President - all funds
                                           INDEPENDENT AUDITORS
C. LENNIS KOONTZ                           KPMG LLP
  Vice President - WPG Large Cap           757 Third Avenue
  Growth Fund                              New York, NY  10017

DANIEL S. VANDIVORT                        This report is submitted for the
  President - WPG Funds Trust              general information of shareholders
                                           and is not authorized for
JANET A. FIORENZA                          distribution to prospective
  Vice President - WPG Tax Free Money      investors unless preceded or
  Market Fund                              accompanied by an effective
                                           prospectus. Nothing herein is to be
S. BLAKE MILLER                            considered an offer of sale or
  Vice President - WPG Intermediate        solicitation of an offer to buy
  Municipal Bond Fund                      shares of the Weiss, Peck & Greer
                                           Funds. Such offering is made only
                                           by prospectus, which includes
                                           details as to offering and other
                                           material information.


